                                                       1933 Act File No. 2-36429
                                                      1940 Act File No. 811-2033

                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                  X
                                                                                       ----

        Pre-Effective Amendment No.
                                      -----                                            ----

        Post-Effective Amendment No.   58                                               X
                                      -----                                            ----


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                          X
                                                                                       ----


        Amendment No.    28                                                              X
                      --------                                                         ----


                        (Check appropriate box or boxes.)


                                THE RESERVE FUND
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                     810 Seventh Avenue, New York, NY 10019
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's telephone number, including area code        (212) 977-9982
                                                  ------------------------------

Michelle Neufeld, Esq.       The Reserve Fund, 810 Seventh Avenue, 17th Floor,
--------------------------------------------------------------------------------

New York, NY 10019
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

            immediately upon filing pursuant to paragraph (b) of Rule 485
      ---

       X    on October 17, 1997 pursuant to paragraph (b) of Rule 485
      ---

            60 days after filing pursuant to paragraph (a) of Rule 485
      ---
            on (date) pursuant to paragraph (a) of Rule 485
      ---


                               ---------------

The Commission is requested to send copies of all communications to:

                              Paul F. Roye, Esq.
                            Dechert Price & Rhoads
                              1500 K Street, NW
                             Washington, DC 20005

Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 electing to register an indefinite number of shares of beneficial interest. The notice required by Rule 24f-2 with respect to Registrant's fiscal year ending May 31, 1997 was filed with the Commission on July 25, 1997.

                                               This filing contains __ pages.

                                THE RESERVE FUND

                  CROSS REFERENCE SHEET PURSUANT TO RULE 404aA

FORM        PROSPECTUS AND STATEMENT
N-1A        OF ADDITIONAL INFORMATION
ITEM              FORM CAPTION                         CAPTION
----        -------------------------                  -------
   1.      Cover Page                                 Cover Page

   2.      Synopsis                                   (omitted)

   3.      Condensed Financial Information            Financial Highlights

   4.      General Description of Registrant          Investment Objective and Policies;

   5.      Management of the Fund                     Management; How to Buy Shares

   6.      Capital Stock and Other Securities         Shares of Beneficial Interest

   7.      Purchase of Securities Being Offered       How to Buy Shares

   8.      Redemption or Repurchase                   Redemptions

   9.      Legal Proceedings                          (omitted)

  10.      Cover Page                                 Statement of Additional Information

  11.      Table of Contents                          Table of Contents

  12.      General Information and History            (omitted)

  13.      Investment Objective and Policies          Investment Objective and Policies

  14.      Management of the Registrant               Trustees and Executive Officers

  15.      Control Persons and Principal              Trustees and Executive Officers;
           Holders of Securities                      Shares of Beneficial Interest

  16.      Investment Advisory and Other Services     Investment Management, Distribution,
                                                      Service and Custodian Agreements

  17.      Brokerage Allocation                       Portfolio Turnover, Transaction
                                                      Charges and Allocation

  18.      Capital Stock and Other Securities         Shares of Beneficial Interest

  19.      Purchase, Redemption, and Pricing          Purchase, Redemption and Pricing of
           of Securities Being Offered                Shares;

  20.      Tax Status                                 Distributions and Taxes

  21.      Underwriters                               Investment Management, Distribution,
                                                      Service and Custodian Agreements

  22.      Calculation of Yield Quotations            Fund Yield
           Of Money Market Funds

  23.      Financial Statements                       Financial Statements

This filing contains a combined prospectus which includes Funds not part of this Registraion Statement.

                                         General Information, Purchases and
                                         Redemptions

            [LOGO]                       ---------------------------------------
                                         24 Hour Yield and Balance Information

                                         ---------------------------------------

                                         Nationwide 800-637-1700 M
                                         www.reservefunds.com

    The Reserve Fund, "America's First Money Fund," is a no-load money market fund with eleven investment portfolios: PRIMARY, U.S. GOVERNMENT, U.S. TREASURY, INTERSTATE TAX-EXEMPT, CALIFORNIA TAX-EXEMPT, CONNECTICUT TAX-EXEMPT, FLORIDA TAX-EXEMPT, MASSACHUSETTS TAX-EXEMPT, NEW JERSEY TAX-EXEMPT, NEW YORK TAX-EXEMPT, AND PENNSYLVANIA TAX-EXEMPT FUNDS (the "Fund(s)").

    The primary objective of each Fund is to seek as high a level of current income for the taxable Funds and short-term interest income exempt from federal and/or state and local taxes for the tax-exempt Funds as is consistent with the preservation of capital and liquidity. However, achievement of this objective cannot be assured.

    The Funds are designed for institutions and individuals as a convenient alternative to the direct investment of temporary cash balances in short-term money market accounts or instruments. The Funds seek to employ idle cash at yields competitive with yields of other comparable short-term investments, and are designed to reduce or eliminate for the investor the mechanical problems of direct investment in money market instruments such as scheduling maturities, evaluating the credit of issuers, investing in round lots, safeguarding receipt and delivery of securities and reinvesting.

    - PRIMARY FUND invests in (i) obligations backed by the full faith and credit of the United States government and its agencies or instrumentalities; (ii) deposit-type obligations, acceptances and letters of credit of FDIC insured institutions and foreign banks with assets in excess of $25 billion; (iii) short-term corporate obligations rated A-1 or the equivalent thereof; (iv) other similar high quality short-term instruments; and (v) instruments fully collateralized by the foregoing instruments.

    - U.S. GOVERNMENT FUND invests in obligations backed by the full faith and credit of the United States government or obligations collateralized thereby.

    - U.S. TREASURY FUND invests exclusively in obligations backed by the full faith and credit of the United States government that provide interest income exempt from state and local income taxes.

    - THE INTERSTATE TAX-EXEMPT FUND invests principally in short-term obligations issued by the states, territories, and possessions of the United States and their political subdivisions, duly constituted authorities and corporations.

    - THE NEW YORK TAX-EXEMPT FUND of Reserve New York Tax-Exempt Trust and the CALIFORNIA, CONNECTICUT, FLORIDA, MASSACHUSETTS, NEW JERSEY, AND PENNSYLVANIA TAX-EXEMPT FUNDS of Reserve Tax-Exempt Trust seek a high level of short-term interest income exempt from federal, state, and local income and/or property taxes, if any, for resident holders of the particular state fund as is consistent with the preservation of capital and liquidity. Each of the Funds invests principally in high quality tax-exempt obligations issued by the specific state and its counties, municipalities, authorities or other political subdivisions.

    SHARES OF THE FUNDS ARE NEITHER GUARANTEED NOR INSURED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


    This Prospectus sets forth the information about each Fund which a prospective investor should know before investing. A Statement of Additional Information ("SAI") dated July 31, 1997, as amended on October 17, 1997, providing further details about the Funds, has been filed with the Securities and Exchange Commission ("SEC"). It may be obtained without charge by writing or calling the Funds at 800-637-1700. The SAI is hereby incorporated by reference into this Prospectus.


    SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAVE THEY PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               ------------------


                       Prospectus dated October 17, 1997.

 Investors are advised to read and retain this Prospectus for future reference.

                              SHAREHOLDER EXPENSES

    The following table illustrates all expenses and fees that a shareholder of the Funds will incur. The expenses and fees set forth in the table are for the fiscal year ended May 31, 1997.

                        SHAREHOLDER TRANSACTION EXPENSES

                Sales Load Imposed on Purchases.....................................    None
                Sales Load Imposed on Reinvested Dividends..........................    None
                Redemption Fees*....................................................    None
                Exchange Fees.......................................................    None

                         ANNUAL FUND OPERATING EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                  U.S.                                        CALIFORNIA
                                                  PRIMARY      GOVERNMENT      U.S. TREASURY    INTERSTATE    TAX-EXEMPT
                                                   FUND           FUND             FUND            FUND          FUND
                                                  -------    --------------    -------------    ----------    ----------
    Management Fee.............................     .46%           .50%             .60%(1)         .50%          .50%
    12b-1 Fees.................................     .18%           .18%             .17%            .19%          .20%
    Other Operating Expenses
      Administration and Operations Expenses...     .30%           .27%             None            .28%          .27%
      Equipment................................     .03%           .03%             None            .04%          .04%
      Other....................................     .01%           .01%             None            .03%          .02%
                                                  -------        ------           ------        ----------    ----------
    Total Operating Expenses...................     .98%           .99%             .77%           1.04%         1.03%
                                                  =======    =============     ===========      ========      ==========

                                    CONNECTICUT    FLORIDA      MASSACHUSETTS    NEW JERSEY     NEW YORK     PENNSYLVANIA
                                    TAX-EXEMPT    TAX-EXEMPT     TAX-EXEMPT      TAX-EXEMPT    TAX-EXEMPT     TAX-EXEMPT
                                       FUND          FUND           FUND            FUND          FUND         FUND (3)
                                    ----------    ----------    -------------    ----------    ----------    ------------
    Management Fees..............       .50%          .50%           .46%(2)         .50%          .50%           .50%
    12b-1 Fees...................       .16%          .15%           .03%            .19%          .18%           .20%
    Other Operating Expenses
      Administration and
        Operations Expenses......       .27%          .34%           .25%            .32%          .32%           None
      Equipment..................       .03%          .04%           .03%            .04%          .03%           None
      Other......................       .01%          .01%           .02%            .01%          .01%           .30%
                                    ----------    ----------       ------        ----------    ----------       ------
    Total Operating Expenses.....       .97%         1.04%           .79%           1.06%         1.04%          1.00%
                                    ==========    ==========    ============     ==========    ==========    ===========


    The purpose of this table is to assist the investor in understanding the costs and expenses that a shareholder in a Fund will bear directly or indirectly. *A $2.00 fee will be charged on redemption checks issued by the Funds of less than $100 and a $10 fee will be charged for wire redemptions of less than $10,000. (1) The U.S. Treasury Fund is charged a comprehensive management fee of 0.80% per annum of its average net assets for both advisory and ordinary operating expenses during the year. The U.S. Treasury Fund voluntarily waived a portion of its comprehensive fee. However, the U.S. Treasury Fund may be charged for certain non-recurring extraordinary expenses and its allocated or direct share of certain other expenses. (2) The figures reflect a voluntary reduction of the management fee for the Massachusetts Fund by the Adviser. If there was no voluntary reduction, the management fee would be
 .50%. (3) The Pennsylvania Fund commenced operations on September 13, 1997. See "Investment Management Agreements" on page 13.

    The following example illustrates the expenses that a shareholder would pay on a $1,000 investment over various time periods assuming: (1) a 5% annual rate of return and (2) redemption at the end of each time period. The example reflects the voluntary reduction of the comprehensive and management fee for the U.S. Treasury Fund and the Massachusetts Fund by the adviser.

                                                                  1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                  ------    -------    -------    --------
           Primary Fund........................................    $ 10       $31        $54        $120
           U.S. Government Fund................................    $ 10       $32        $55        $121
           U.S. Treasury Fund..................................    $  8       $25        $43        $ 95
           Interstate Tax-Exempt Fund..........................    $ 11       $33        $57        $127
           California Tax-Exempt Fund..........................    $ 11       $33        $57        $126
           Connecticut Tax-Exempt Fund.........................    $ 10       $31        $54        $119
           Florida Tax-Exempt Fund.............................    $ 11       $33        $57        $127
           Massachusetts Tax-Exempt Fund.......................    $  8       $25        $44        $ 98
           New Jersey Tax-Exempt Fund..........................    $ 11       $34        $58        $129
           New York Tax-Exempt Fund............................    $ 11       $33        $57        $127
           Pennsylvania Tax-Exempt Fund........................    $ 10       $32        $55        $122

THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS

    The following information applies to a share of the Primary, U.S. Government, U.S. Treasury, Interstate, California, Connecticut, Florida, Massachusetts, New Jersey and New York Funds, outstanding throughout each period. It should be read in conjunction with the financial statements and related notes appearing in the Statement of Additional Information. Such information has been audited by Coopers & Lybrand L.L.P. as indicated in their report appearing in the Statement of Additional Information.

                                                            FOR FISCAL YEARS ENDED MAY 31,
                         ----------------------------------------------------------------------------------------------------
     PRIMARY FUND          1997         1996         1995         1994         1993         1992         1991         1990
----------------------   ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
Net asset value,
 beginning of year....   $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                         ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
Income from investment
 operations...........       .0557        .0591        .0549        .0345        .0361        .0541        .0794        .0915
Expenses..............       .0100        .0101        .0099        .0099        .0100        .0100        .0100        .0096
                         ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
Net investment
 income(1)............       .0457        .0490        .0450        .0246        .0261        .0441        .0694        .0819
Dividends from net
 investment
 income(1)............      (.0457)      (.0490)      (.0450)      (.0246)      (.0261)      (.0441)      (.0694)      (.0819)
                         ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
Net asset value, end
 of year..............   $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000    $  1.0000
                         =========    =========    =========    =========    =========    =========    =========    =========
Total Return..........        4.57%        4.90%        4.50%        2.46%        2.61%        4.41%        6.94%        8.19%

RATIOS/SUPPLEMENTAL
 DATA
----------------------
Net assets in
 thousands, end of
 year.................   2,104,109    1,664,114    1,602,464    1,415,378    1,389,136    1,553,828    1,803,132    1,777,372
Ratio of expenses to
 average net assets...         .98%         .98%         .97%         .97%         .99%         .99%         .97%         .92%
Ratio of net
 investment income to
 average net assets...        4.47%        4.79%        4.42%        2.44%        2.58%        4.34%        6.72%        7.85%


     PRIMARY FUND         1989         1988
----------------------  ---------    ---------
Net asset value,
 beginning of year....  $  1.0000    $  1.0000
                        ---------    ---------
Income from investment
 operations...........      .0913        .0735
Expenses..............      .0098        .0101
                        ---------    ---------
Net investment
 income(1)............      .0815        .0634
Dividends from net
 investment
 income(1)............     (.0815)      (.0634)
                        ---------    ---------
Net asset value, end
 of year..............  $  1.0000    $  1.0000
                        =========    =========
Total Return..........       8.15%        6.34%
RATIOS/SUPPLEMENTAL
 DATA
----------------------
Net assets in
 thousands, end of
 year.................  1,698,934    1,656,050
Ratio of expenses to
 average net assets...        .94%         .98%
Ratio of net
 investment income to
 average net assets...       7.84%        6.14%

                                                                 FOR FISCAL YEARS ENDED MAY 31,
                                -------------------------------------------------------------------------------------------------
     U.S. GOVERNMENT FUND        1997      1996      1995      1994      1993      1992      1991      1990      1989      1988
------------------------------  -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net asset value, beginning of
  year........................  $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Income from investment
  operations..................    .0550     .0586     .0542     .0337     .0353     .0533     .0772     .0908     .0921     .0721
Expenses......................    .0101     .0102     .0101     .0100     .0100     .0101     .0102     .0098     .0100     .0103
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net investment income(1)......    .0449     .0484     .0441     .0237     .0253     .0432     .0670     .0810     .0821     .0618
Dividends from net investment
  income(1)...................   (.0449)   (.0484)   (.0441)   (.0237)   (.0253)   (.0432)   (.0670)   (.0810)   (.0821)   (.0618)
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net asset value, end of
  year........................  $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000
                                =======   =======   =======   =======   =======   =======   =======   =======   =======   =======
Total Return..................     4.49%     4.84%     4.41%     2.37%     2.53%     4.32%     6.70%     8.10%     8.21%     6.18%

RATIOS/SUPPLEMENTAL DATA
------------------------------
Net assets in thousands, end
  of year.....................  611,844   568,497   721,785   740,698   728,138   853,823   817,604   585,023   654,571   407,214
Ratio of expenses to average
  net assets..................      .99%     1.00%      .99%      .99%      .99%      .99%      .98%      .94%      .98%     1.00%
Ratio of net investment income
  to average net assets.......     4.40%     4.75%     4.31%     2.35%     2.50%     4.21%     6.38%     7.78%     8.01%     5.99%

                                                       FOR FISCAL YEARS ENDED MAY 31,                      FEBRUARY 3, 1992
                                           -------------------------------------------------------   (COMMENCEMENT OF OPERATIONS)
           U.S. TREASURY FUND               1997        1996        1995        1994        1993         THROUGH MAY 31, 1992
-----------------------------------------  -------     -------     -------     -------     -------   ----------------------------
Net asset value, beginning of year.......  $1.0000     $1.0000     $1.0000     $1.0000     $1.0000             $ 1.0000
                                           -------     -------     -------     -------     -------              -------
Income from investment operations........    .0521       .0547       .0523       .0313       .0330                .0121
Expenses.................................    .0078       .0081       .0067       .0073       .0092                .0031
                                           -------     -------     -------     -------     -------              -------
Net investment income(1).................    .0443       .0466       .0456       .0240       .0238                .0090
Dividends from net investment
  income(1)..............................   (.0443)     (.0466)     (.0456)     (.0240)     (.0238)              (.0090)
                                           -------     -------     -------     -------     -------              -------
Net asset value, end of year.............  $1.0000     $1.0000     $1.0000     $1.0000     $1.0000             $ 1.0000
                                           =======     =======     =======     =======     =======              =======
Total Return.............................     4.43%       4.66%       4.56%       2.40%       2.38%                2.75%(2)

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------
Net assets in thousands, end of year.....  169,178     142,766      95,227       7,350      32,325                  512
Ratio of expenses to average net
  assets.................................      .77%(3)     .79%(3)     .68%(3)     .73%(3)     .80%                 .97%(2)
Ratio of net investment income to average
  net assets.............................     4.33%       4.53%       4.64%       2.38%       2.07%                2.74%(2)

                                                            FOR FISCAL YEARS ENDED MAY 31,
     INTERSTATE       -----------------------------------------------------------------------------------------------------------
  TAX-EXEMPT FUND       1997       1996       1995       1994       1993       1992       1991       1990       1989       1988
--------------------  --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
Net asset value,
  beginning of
  year..............  $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                       -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
Income from
  investment
  operations........     .0361      .0390      .0368      .0268      .0312      .0455      .0599      .0663      .0650      .0528
Expenses............     .0105      .0105      .0103      .0103      .0104      .0106      .0105      .0104      .0104      .0102
                       -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
Net investment
  income(1).........     .0256      .0285      .0265      .0165      .0208      .0349      .0494      .0559      .0546      .0426
Dividends from net
  investment
  income(1).........    (.0256)    (.0285)    (.0265)    (.0165)    (.0208)    (.0349)    (.0494)    (.0559)    (.0546)    (.0426)
                       -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
Net asset value, end
  of year...........  $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                       =======    =======    =======    =======    =======    =======    =======    =======    =======    =======
Total return........      2.56%      2.85%      2.65%      1.65%      2.08%      3.49%      4.94%      5.59%      5.46%      4.26%

RATIOS/SUPPLEMENTAL
  DATA
--------------------
Net assets in
  thousands, end of
  year..............   306,152    292,067    315,232    352,594    366,383    358,101    333,321    306,153    312,239    371,227
Ratio of expenses to
  average net
  assets............      1.04%      1.04%      1.00%      1.02%      1.03%      1.03%      1.03%      1.01%      1.01%      1.00%
Ratio of net
  investment income
  to average net
  assets............      2.52%      2.80%      2.59%      1.63%      2.06%      3.41%      4.81%      5.43%      5.29%      4.17%

                                                                                                           OCTOBER 17, 1994
                                                                        YEAR ENDED     YEAR ENDED    (COMMENCEMENT OF OPERATIONS)
                     CALIFORNIA TAX-EXEMPT FUND                        MAY 31, 1997   MAY 31, 1996       THROUGH MAY 31, 1995
---------------------------------------------------------------------  ------------   ------------   ----------------------------
Net asset value, beginning of period.................................    $ 1.0000       $ 1.0000               $ 1.0000
                                                                          -------        -------                -------
Income from investment operations....................................       .0341          .0379                  .0243
Expenses.............................................................       .0102          .0106                  .0062
                                                                          -------        -------                -------
Net investment income(1).............................................       .0239          .0273                  .0181
Dividends from net investment income(1)..............................      (.0239)        (.0273)                (.0181)
                                                                          -------        -------                -------
Net asset value, end of year.........................................    $ 1.0000       $ 1.0000               $ 1.0000
                                                                          =======        =======                =======
Total Return.........................................................        2.39%          2.73%                  1.81%(2)

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------
Net assets in thousands, end of year.................................      30,952         12,612                 11,088
Ratio of expenses to average net assets..............................        1.03%          1.04%                  1.02%(2)
Ratio of net investment income to average net assets.................        2.40%          2.67%                  2.95%(2)

                                                              FOR FISCAL YEARS ENDED MAY 31,
CONNECTICUT TAX-EXEMPT   --------------------------------------------------------------------------------------------------------
         FUND             1997      1996      1995       1994       1993       1992       1991       1990       1989       1988
-----------------------  -------   -------   -------    -------    -------    -------    -------    -------    -------    -------
Net asset value,
  beginning of year....  $1.0000   $1.0000   $1.0000    $1.0000    $1.0000    $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                         -------   -------   -------    -------    -------    -------    -------    -------    -------    -------
Income from investment
  operations...........    .0341     .0368     .0352      .0250      .0269      .0400      .0534      .0615      .0604      .0481
Expenses...............    .0098     .0102     .0098(3)   .0086(3)   .0087(3)   .0091(3)   .0086(3)   .0083(3)   .0086(3)   .0092(3)
                         -------   -------   -------    -------    -------    -------    -------    -------    -------    -------
Net investment
  income(1)............    .0243     .0266     .0254      .0164      .0182      .0309      .0448      .0532      .0518      .0389
Dividends from net
  investment
  income(1)............   (.0243)   (.0266)   (.0254)    (.0164)    (.0182)    (.0309)    (.0448)    (.0532)    (.0518)    (.0389)
                         -------   -------   -------    -------    -------    -------    -------    -------    -------    -------
Net asset value, end of
  year.................  $1.0000   $1.0000   $1.0000    $1.0000    $1.0000    $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                         =======   =======   =======    =======    =======    =======    =======    =======    =======    =======
Total Return...........     2.43%     2.66%     2.54%      1.64%      1.82%      3.09%      4.48%      5.32%      5.18%      3.89%

RATIOS/SUPPLEMENTAL
  DATA
-----------------------
Net assets in
  thousands, end of
  year.................   33,497    34,801    26,626    128,693    157,115    191,101    241,790    314,489    247,929    245,588
Ratio of expenses to
  average net assets...      .97%     1.01%      .89%(3)    .85%(3)    .86%(3)    .90%(3)    .85%(3)    .81%(3)    .84%(3)   .90%(3)
Ratio of net investment
  income to average net
  assets...............     2.39%     2.61%     2.33%      1.62%      1.81%      3.05%      4.41%      5.17%      5.05%     3.81%

                                                              JUNE 24, 1996
                                                       (COMMENCEMENT OF OPERATIONS)
              FLORIDA TAX-EXEMPT FUND                      THROUGH MAY 31, 1997
----------------------------------------------------   ----------------------------
Net asset value, beginning of period................             $ 1.0000
                                                                  -------
Income from investment operations...................                .0321
Expenses............................................                .0093
                                                                  -------
Net investment income(1)............................                .0228
Dividends from net investment income(1).............               (.0228)
                                                                  -------
Net asset value, end of year........................             $ 1.0000
                                                                  =======
Total Return(2).....................................                 2.42%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------
Net assets in thousands, end of year................                4,109
Ratio of expenses to average net assets(2)..........                 1.04%
Ratio of net investment income to average net
  assets(2).........................................                 2.39%

                                                                                                               JANUARY 22, 1990
                                                          FOR FISCAL YEARS ENDED MAY 31,                       (COMMENCEMENT OF
                                        -------------------------------------------------------------------   OPERATIONS) THROUGH
    MASSACHUSETTS TAX-EXEMPT FUND        1997      1996      1995      1994      1993      1992      1991        MAY 31, 1990
--------------------------------------  -------   -------   -------   -------   -------   -------   -------   -------------------
Net asset value, beginning of
  period..............................  $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000         $1.0000
                                        -------   -------   -------   -------   -------   -------   -------         -------
Income from investment operations.....    .0338     .0362     .0335     .0227     .0257     .0386     .0551           .0209
Expenses(3)...........................    .0079     .0086     .0070     .0052     .0048     .0045     .0032           .0010
                                        -------   -------   -------   -------   -------   -------   -------         -------
Net investment income(1)..............    .0259     .0276     .0265     .0175     .0209     .0341     .0519           .0199
Dividends from net investment
  income(1)...........................   (.0259)   (.0276)   (.0265)   (.0175)   (.0209)   (.0341)   (.0519)         (.0199)(4)
                                        -------   -------   -------   -------   -------   -------   -------         -------
Net asset value, end of year..........  $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000         $1.0000
                                        =======   =======   =======   =======   =======   =======   =======         =======
Total Return..........................     2.59%     2.76%     2.65%     1.75%     2.09%     3.41%     5.19%           5.59%(2)

RATIOS/SUPPLEMENTAL DATA
--------------------------------------
Net assets in thousands, end of
  year................................   13,035     8,955    10,169    14,824    13,305     7,186     4,652           2,140
Ratio of expenses to average net
  assets(3)...........................      .79%      .84%      .69%      .51%      .46%      .44%      .30%            .29%(2)
Ratio of net investment income to
  average net assets..................     2.58%     2.71%     2.60%     1.73%     2.04%     3.28%     4.79%           5.53%(2)

                                                                                                           OCTOBER 17, 1994
                                                                      YEAR ENDED      YEAR ENDED     (COMMENCEMENT OF OPERATIONS)
                    NEW JERSEY TAX-EXEMPT FUND                       MAY 31, 1997    MAY 31, 1996        THROUGH MAY 31, 1995
-------------------------------------------------------------------  -------------   -------------   ----------------------------
Net asset value, beginning of period...............................     $1.0000         $1.0000                $ 1.0000
                                                                        -------         -------                 -------
Income from investment operations..................................       .0343           .0369                   .0330
Expenses...........................................................       .0107           .0106                   .0087(3)
                                                                        -------         -------                 -------
Net investment income(1)...........................................       .0236           .0263                   .0243
Dividends from net investment income(1)............................      (.0236)         (.0263)                 (.0243)
                                                                        -------         -------                 -------
Net asset value, end of year.......................................     $1.0000         $1.0000                $ 1.0000
                                                                        =======         =======                 =======
Total Return.......................................................        2.36%           2.63%                   2.43%(2)

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------
Net assets in thousands, end of year...............................      39,452          41,026                  21,607
Ratio of expenses to average net assets............................        1.06%           1.04%                   1.01%(2)(3)
Ratio of net investment income to average net assets...............        2.33%           2.59%                   2.82%(2)

                                                                 FOR FISCAL YEARS ENDED MAY 31,
                                -------------------------------------------------------------------------------------------------
   NEW YORK TAX-EXEMPT FUND      1997      1996      1995      1994      1993      1992      1991      1990      1989      1988
------------------------------  -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net asset value, beginning of
  year........................  $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Income from investment
  operations..................    .0352     .0381     .0352     .0249     .0281     .0421     .0563     .0616     .0600     .0476
Expenses......................    .0105     .0105     .0099     .0099     .0103     .0104     .0105     .0100     .0103     .0102
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net investment income(1)......    .0247     .0276     .0253     .0150     .0178     .0317     .0458     .0516     .0497     .0374
Dividends from net investment
  income(1)...................   (.0247)   (.0276)   (.0253)   (.0150)   (.0178)   (.0317)   (.0458)   (.0516)   (.0497)   (.0374)
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net asset value, end of
  year........................  $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000
                                =======   =======   =======   =======   =======   =======   =======   =======   =======   =======
Total Return..................     2.47%     2.76%     2.53%     1.50%     1.78%     3.17%     4.58%     5.16%     4.97%     3.74%

RATIOS/SUPPLEMENTAL DATA
------------------------------
Net assets in thousands, end
  of year.....................  153,180   125,454   152,906   148,387   149,785   156,567   148,079   120,142    90,378    86,749
Ratio of expenses to average
  net assets..................     1.04%     1.04%      .98%      .98%     1.02%     1.03%     1.01%      .98%     1.00%     1.00%
Ratio of net investment income
  to average net assets.......     2.43%     2.72%     2.48%     1.48%     1.76%     3.09%     4.43%     5.02%     4.86%     3.66%

---------------
(1) Based on compounding of daily dividends. Not indicative of future results.
(2) Annualized.
(3) During these periods the manager waived a portion of fees and expenses. If there were no reductions in expenses, the actual expenses would have been approximately .20%, .20%, .25% and .12% higher, respectively for the U.S. Treasury Fund, .10% higher for the Connecticut Fund, .04%, .05%, .11%, .43%, .50%, .50%, .50% and .50% higher for the Massachusetts Fund and .01% higher for the New Jersey Fund.
(4) .01c per share represents distributions of taxable income.

                                     YIELD

    For the seven calendar days ended May 31, 1997, the current and effective yields of each Fund were as follows:

                                                                                 CURRENT YIELD    EFFECTIVE YIELD
                                                                                 -------------    ---------------
    Primary Fund..............................................................       4.66%             4.77%
    U.S. Government Fund......................................................       4.61%             4.72%
    U.S. Treasury Fund........................................................       4.42%*            4.52%*
    Interstate Tax-Exempt Fund................................................       2.93%             2.97%
    California Tax-Exempt Fund................................................       2.76%             2.80%
    Connecticut Tax-Exempt Fund...............................................       2.71%             2.75%
    Florida Tax-Exempt Fund...................................................       2.79%             2.82%
    Massachusetts Tax-Exempt Fund.............................................       3.02%*            3.07%*
    New Jersey Tax-Exempt Fund................................................       2.81%             2.85%
    New York Tax-Exempt Fund..................................................       2.80%             2.84%

     --------------------
     * After voluntary waiver of its comprehensive fee.

    Current yield refers to the income generated by an investment in a Fund over a seven-day period. This income is then annualized, that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned is assumed to be reinvested. The effective yield will be higher than the current yield because of this compounding effect.

    The Funds may also quote tax equivalent yields, which show the taxable yields an investor would have to earn before taxes to equal a Fund's tax-free yield. The tax equivalent yield is calculated by dividing a Fund's current or effective yield by the result of one minus a stated federal and/or state and local tax rate.

                       INVESTMENT OBJECTIVES AND POLICIES

    The investment objective of each Fund is to seek as high a level of current income as is consistent with preservation of capital and liquidity. However, achievement of this objective cannot be assured. This investment objective may not be changed without the vote of a majority of the outstanding shares of that Fund as defined in the Investment Company Act of 1940 ("1940 Act").

  INVESTMENT OBJECTIVES AND POLICIES OF THE PRIMARY, U.S. GOVERNMENT AND U.S.
                                 TREASURY FUNDS

    The Primary Fund seeks to attain its objective by investing in U.S. government securities; deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and letters of credit of domestic and foreign banks; savings and loan associations and savings banks; high quality domestic and foreign commercial paper as determined by any nationally recognized statistical rating organization or, in the case of any instrument that is not rated, of comparable quality as determined by the Board of Trustees; other short-term instruments of similar quality; and instruments fully collateralized by such obligations.

    The U.S. Government Fund seeks to attain its objective by investing only in securities backed by the full faith and credit of the United States government or obligations collateralized thereby.

    The U.S. Treasury Fund seeks to attain its objective by investing in securities of the United States government that provide interest income exempt from state and local income taxes.

    United States government securities include a variety of securities which are issued or guaranteed by the U.S. Treasury, various agencies of the federal government and various instrumentalities which have been established or sponsored by the U.S. government, and certain interests in the foregoing types of securities such as U.S. Treasury STRIPS. United States government securities include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes, and Treasury bonds). Obligations such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC"), the Federal National Mortgage Association ("FNMA"), the Student Loan Marketing Association ("SLMA") and the Federal Home Loan Bank ("FHLB") are also considered U.S. government securities. Some obligations of agencies and instrumentalities of the U.S. government, such as the GNMA, are supported by the full faith and credit of the United States. Other securities, such as obligations issued by the FNMA and SLMA, are supported by the right of the issuer to borrow from the U.S. Treasury; and others, such as obligations issued by the FHLB and FHLMC, are supported only by the credit of the agency or instrumentality issuing the obligation. In the case of securities not backed by the full faith and credit of the United States the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

    U.S. Treasury STRIPS permit the separate ownership and trading of the interest and principal components of direct obligations of the U.S. Treasury. These obligations may take the form of (i) obligations from which interest coupons have been stripped; (ii) the interest coupons that are stripped; or
(iii) book-entries at a Federal Reserve member bank representing ownership of obligation components.

    Under federal law, the income derived from obligations issued by the U.S. Treasury and certain of its agencies and instrumentalities is exempt from state personal income taxes. A substantial majority of the states that tax personal income permit mutual funds to pass-through this tax exemption to shareholders. It is anticipated that a substantial portion of the dividends paid to shareholders of the U.S. Treasury Fund residing in these states will qualify for this exemption from state taxation. However, a state or local taxing authority may seek, in the future, to tax a shareholder on all or a portion of the interest income of a security held by the U.S. Treasury Fund.

    The Primary Fund may invest in obligations of U.S. banking institutions that are insured by the FDIC; commercial paper which is rated, at the time of investment, P-1 by Moody's Investors Service, Inc. ("Moody's"), A-1 by Standard & Poor's Corporation ("S&P") or the equivalent thereof; and obligations of foreign banks which, at the time of investment, have more than $25 billion (or the equivalent in other currencies) in total assets and which, in the opinion of the Fund's Adviser, are of comparable quality to obligations of United States banks which may be purchased by the Fund. Instruments which are not rated may also be purchased by the Primary Fund provided such instruments are determined to be of comparable quality by the Board of Trustees of the Fund to those rated instruments in which the Primary Fund may invest.

    The Primary Fund may invest in obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars), U.S. branches of foreign banks (Yankee dollars) and foreign branches of foreign banks. Euro and Yankee dollar investments involve certain risks that are different from investments in obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. In addition, foreign branches of foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks. The Primary Fund will limit its investment in foreign banks to those banks located in Australia, Canada, Western Europe and Japan. The Primary Fund may also invest in Municipal Obligations secured by bank letters of credit, the interest on which is not exempt from federal income taxation.

OTHER POLICIES. Each Fund may engage in repurchase agreement transactions. A repurchase agreement is a transaction by which a Fund purchases a security (U.S. government or other) and simultaneously commits to resell that security to the seller at an agreed upon price at a later date. The Fund will limit repurchase agreements to those banks and securities dealers who are deemed creditworthy pursuant to guidelines adopted by the Fund's Board of Trustees. The Adviser will follow procedures to assure that all repurchase agreements are always fully collateralized as to principal and interest. The instruments held as collateral are valued daily, and if the value of the instruments declines, the Fund will require additional collateral. If the other party to the repurchase agreement defaults on its obligation to repurchase the underlying securities, a portfolio may incur a loss upon disposition of them if the value of those securities has declined. In the event of insolvency or bankruptcy of the other party to a repurchase agreement, a Fund may encounter difficulties and might incur costs upon the exercise of its rights under the repurchase agreement. The U.S. Treasury Fund will limit its investment in repurchase agreements with respect to securities backed only by the full faith and credit of the U.S. government to not more than 5% of its total assets. Such investment will be for temporary purposes pending the investment of uninvested cash in U.S. Treasury obligations. The Primary Fund may engage in limited repurchase agreement transactions collateralized by first mortgages conforming to the lending standards of the GNMA, FHLMA or FNMA.

    The Primary and U.S. Government Funds may from time to time lend securities on a short-term basis to banks, brokers and dealers (but not individuals) and receive as collateral cash or securities issued by the U.S. government or its agencies or instrumentalities (or any combination thereof), which collateral will be required to be maintained at all times in an amount equal to at least 100% of the current value of the loaned securities plus accrued interest. During the time portfolio securities are on loan, the borrower will pay the Fund an amount equivalent to any interest paid on such securities and the Fund may invest the cash collateral and earn additional income, or it may receive an agreed upon amount of interest from the borrower who has delivered equivalent collateral or secured a letter of credit. The value of the securities loaned cannot exceed 25% of the Fund's total assets. Loans of securities involve risks of delay in receiving additional collateral or in recovering the securities lent or even loss of rights to the collateral in the event of insolvency of the borrower of the securities. The Statement of Additional Information further explains the Funds' securities lending policies.

    Each Fund may invest, without limitation, in U.S. government securities and in instruments secured or collateralized by U.S. government securities. A Fund will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven (7) days after notice and will not concentrate more than 25% of its total assets in the securities of issuers in a single industry, except that the Primary Fund will invest more than 25% of its assets in the banking industry. In addition, a Fund will not invest more than 5% of its assets in the securities of any single issuer (except U.S. government securities). Each Fund has the authority to borrow money (including reverse purchase agreements) for extraordinary or emergency purposes but not in an amount exceeding 5% of its total assets. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price.

 INVESTMENT OBJECTIVES AND POLICIES OF THE INTERSTATE, CALIFORNIA, CONNECTICUT, FLORIDA, MASSACHUSETTS, NEW JERSEY, NEW YORK AND PENNSYLVANIA TAX-EXEMPT FUNDS

    The investment objective of each of the tax-exempt Funds is to seek as high a level of short-term interest income exempt from federal, state and local income taxes, if any, as is consistent with preservation of capital and liquidity. However, achievement of this objective cannot be assured. This investment objective may not be changed without the vote of a majority of the outstanding shares of a Fund as defined in the Investment Company Act of 1940 ("1940 Act").

    Each of the Funds seeks to attain its objective by investing principally in tax-exempt obligations issued by the state for which it is named and the state's counties, municipalities, authorities or other political subdivisions.

    These securities are generally known as "municipal bonds" or "municipal notes" and the interest on them is exempt from federal income tax in the opinion of either bond counsel for the issuers or, in some instances, the issuer itself ("Municipal Obligations"). They may be issued to raise money for various public purposes such as constructing public facilities. Certain types of Municipal Obligations are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Each Fund may invest any portion of its assets in industrial revenue bonds and notes. Municipal Obligations bear fixed, variable or floating rates of interest. At least 80% of the value of each Fund's assets will be invested in Municipal Obligations which are exempt from federal, state and, with respect to the New York Tax-Exempt Fund, local income taxes and, with respect to the Florida Tax-Exempt Fund, the Florida intangibles tax, and with respect to the Pennsylvania Tax-Exempt Fund, the Pennsylvania county personal property tax, unless it has adopted a temporary defensive position. In addition, during periods when the Funds' Investment Adviser believes that Municipal Obligations meeting each respective Fund's quality standards are not available, a Fund may invest up to 20% of the value of its assets, or a greater percentage on a temporary basis, in Municipal Obligations exempt only from federal income taxes.

    Each Fund may purchase floating and variable rate demand notes, which are Municipal Obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, in each case usually upon not more than seven (7) days' notice. The interest rates on these floating and variable rate demand notes fluctuate from time to time. Frequently, such Municipal Obligations are secured by letters of credit or other credit support arrangements provided by banks. The Funds may invest any portion of their assets in floating and variable rate demand notes secured by bank letters of credit or other credit support arrangements. Use of letters of credit or other credit support arrangements will not adversely affect the tax-exempt status of these Municipal Obligations. A Fund will not invest more than 10% of the value of its assets in floating or variable rate demand notes for which there is no secondary market if the demand feature on such Municipal Obligations is exercisable on more than seven (7) days' notice.

    In view of the investment of each of the Funds in industrial revenue development bonds and notes secured by letters of credit or guarantees of banks, an investment in a Fund's shares should be made with an understanding of the characteristics of the banking industry and the risks such an investment may entail. Banks are subject to extensive government regulations which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of the banking industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. In addition, general economic conditions play an important part in the operations of this industry, and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit.

    Each Fund will purchase tax-exempt securities which are rated MIG-1 or MIG-2 by Moody's Investor Services, Inc. ("Moody's"), SP-1 or SP-2 by Standard & Poor's Corporation ("S&P") or the equivalent thereof. Municipal Obligations which are not rated may also be purchased provided such securities are determined to be of comparable quality by the Fund's Investment Adviser to those rated securities in which the Funds may invest pursuant to guidelines established by their Boards of Trustees.

OTHER POLICIES. Certain banks and other municipal securities dealers have indicated a willingness to sell Municipal Obligations to the Funds accompanied by a commitment to repurchase the securities at a Fund's option or at a specified date, at an agreed upon price or yield within a specified period prior to the maturity date of such securities at the amortized cost thereof. If a bank or other municipal securities dealer were to default under such standby commitment and fail to pay the exercise price, a Fund could suffer a potential loss to the extent that the amount paid by the Fund, if any, for the Municipal Obligation with a standby commitment exceeded the current value of the underlying Municipal Obligation. If a bank or other municipal securities dealer defaults under its standby commitment, the liquidity of the security subject to such commitment may be adversely affected.

    Municipal Obligations are sometimes offered on a "when-issued" or delayed delivery basis. There is no limit on a Fund's ability to purchase municipal securities on a when-issued basis. The price of when-issued securities, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made but delivery and payment for the when-issued securities takes place at a later date. Normally, the settlement date occurs within one month of the purchase of such Municipal Obligations. During the period between the purchase and settlement dates, no payment is made by a Fund to the issuer and no interest accrues to a Fund on such securities. To the extent that assets of a Fund purchasing such securities are not invested prior to the settlement of a purchase of securities, a Fund will earn no income, however, it is each Fund's intent to be as fully invested as is practicable. While when-issued securities may be sold prior to settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a Municipal Obligation on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. Each Fund will also maintain readily marketable assets at least equal in value to commitments for when-issued securities specifically for the settlement of such commitments. The Investment Adviser does not believe that a Fund's net asset value or income will be adversely affected by the purchase of Municipal Obligations on a when-issued basis.

    The Funds may purchase participation interests in Municipal Obligations from financial institutions. A participation interest gives a Fund an undivided interest in the Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation. These instruments may have fixed, floating or variable rates of interest. Frequently, such instruments are secured by letters of credit or other credit support arrangements provided by banks.

    The Tax Reform Act of 1986 ("the Act") subjects interest received on certain otherwise tax-exempt securities ("private activity bonds") to a federal Alternative Minimum Tax ("AMT"). It is the position of the SEC that in order for a fund to call itself "tax-free", not more than 20% of its net assets may be invested in municipal securities subject to the AMT or at least 80% of its income will be tax-exempt. Income received on such securities is classified as a "tax preference item," which could subject certain shareholders of each Fund to the AMT. However, as of the date of this Prospectus, each Fund does not purchase such securities, but reserves the right to do so depending on market conditions in the future.

    Yields on municipal securities depend on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the tax-exempt securities market, size of a particular offering, maturity of the obligation and rating of the issue. The ability of each Fund to achieve its investment objective is also dependent on the continuing ability of issuers of municipal securities to meet their obligations for the payment of interest and principal when due.

    From time to time a Fund may invest in taxable short-term investments ("Taxable Investments") consisting of obligations backed by the full faith and credit of the United States government, its agencies or instrumentalities ("U.S. Governments"), deposit-type obligations, acceptances, letters of credit of Federal Deposit Insurance Corporation member banks and instruments fully collateralized by such obligations. Unless a Fund has adopted a temporary defensive position, no more than 20% of the net assets of each Fund will be invested in Taxable Investments at any time. A Fund may enter into repurchase agreements with regard to the taxable obligations listed above. Although a Fund is permitted to make taxable temporary investments, there is no current intention of generating income subject to federal income tax.

    The Fund's Investment Adviser uses its reasonable business judgment in selecting investments in addition to considering the ratings of Moody's and S&P. This analysis considers, among other things, the financial condition of the issuer by taking into account present and future liquidity, cash flow and capacity to meet debt service requirements. Since the market value of debt obligations fluctuates as an inverse function of changing interest rates, each Fund seeks to minimize the effect of such fluctuations by investing in instruments with remaining maturities of 397 days or less and limiting its average maturity to 90 days or less.

    The principal risk factors associated with investment in each Fund are the risk of fluctuations in short-term interest rates, the risk of default among one or more issuers of securities which comprise a Fund's assets and the risk of non-diversification. As a non-diversified investment company, each Fund is permitted to have all its assets invested in a limited number of issuers. Accordingly, since a relatively high percentage of a Fund's assets may be invested in the securities of a limited number of issuers, a Fund's investment securities may be more susceptible to any single economic, political or regulatory occurrence than the investment securities of a diversified investment company. However, each Fund intends to qualify as a "regulated investment company" for purposes of the Internal Revenue Code. This limits the aggregate value of all investments (except United States government securities, securities of other regulated investment companies, cash and cash items) so that, with respect to at least 50% of its total assets, not more than 5% of such assets are invested in the securities of a single issuer.

    Each Fund's concentration in securities issued by the respective state and its political subdivisions involves greater risks than a fund broadly invested across many states and municipalities.

RISK FACTORS IN CONCENTRATING IN CALIFORNIA. You should consider carefully the special risks inherent in the Fund's investment in California Municipal Obligations. These risks result from certain amendments to the California Constitution and other statutes that limit the taxing and spending authority of California governmental entities, as well as from the general financial condition of the State of California. From mid-1990 to late 1993, the State suffered a recession with the worst economic, fiscal and budget conditions since the 1930s. As a result, the State was plagued by recurring budget deficits. As of June 30, 1994, according to California's Department of Finance, the State's special Fund for Economic Uncertainties had an accumulated deficit, on a budget basis, of approximately $1.8 billion. A further consequence of the large budget imbalances has been that the State depleted its available cash resources and has had to use a series of external borrowings to meet its cash needs. As a result of the deterioration in the State's budget and cash situation, between October 1991 and July 1994, the ratings on the State's general obligation bonds were reduced by S&P from AAA to A, by Moody's from Aaa to A1 and by Fitch from AAA to
A. These and other factors may have the effect of impairing the ability of the issuers of California Municipal Obligations to pay interest on or repay principal of such obligations. However, since 1993 the State's financial and economic condition suggests that California, following a period of stability, is in the midst of a recovery. The General Fund GAAP-basis deficit has been reduced from a peak of $4.6 billion in 1992-93 to $2.1 billion at fiscal 1996. In addition, the gap between the national and California unemployment rate narrowed from 3.4% in 1994 to 1.9% at the close of 1996.


RISK FACTORS IN CONCENTRATING IN CONNECTICUT. Specifically, the credit quality of the Connecticut Tax-Exempt Fund will depend on the continued financial strength of the State of Connecticut and its political subdivisions. Connecticut's economy relies in part on activities that may be adversely affected by cyclical change, and recent declines in defense spending have had a significant impact on unemployment levels. Connecticut reported deficits from its General Fund operations for the fiscal years 1988 through 1991. Together with the deficit carried forward from the State's 1990 fiscal year, the total General Fund deficit for the 1991 fiscal year was $965.7 million. The total deficit was funded by the issuance of General Obligations Economic Recovery Notes. Moreover, as of June 30, 1995 and 1996, the General Fund had cumulative deficits under GAAP of $576.9 million and $639.9 million, respectively. As a result of the recurring budgetary problems, S&P downgraded the State's general obligation bonds from AA+ to AA in April 1990 and to AA- in September 1991. In April 1990, Moody's downgraded Connecticut's bonds from Aa1 to Aa (since revised to Aa3 in March 1997). In March 1995, Fitch downgraded Connecticut's bonds from AA+ to AA.


RISK FACTORS IN CONCENTRATING IN FLORIDA. You should consider carefully the special risks inherent in the Fund's investment in Florida Municipal Obligations. The Florida Constitution and Statutes mandate that the State budget as a whole, and each separate fund within the State budget, be kept in balance from currently available revenues each fiscal year. Florida's Constitution permits issuance of Florida Municipal Obligations pledging the full faith and credit of the State, with a vote of the electors, to finance or refinance fixed capital outlay projects authorized by the legislature provided that the outstanding principal does not exceed 50% of the total tax revenues of the State for the two preceding years. Florida's Constitution also provides that the legislature shall appropriate monies sufficient to pay debt service on State bonds pledging the full faith and credit of the State as the same becomes due. All State tax revenues, other than trust funds dedicated by Florida's Constitution for other purposes, would be available for such an appropriation, if required. Revenue bonds may be issued by the State or its agencies without a vote of Florida's electors only to finance or refinance the cost of State fixed capital outlay projects which may be payable solely from funds derived directly from sources other than State tax revenues. Fiscal year 1995-96 estimated General Revenue and Working Capital and Budget Stabilization funds available totaled $15.311 billion, a 3.3% increase over 1994-95, resulting in unencumbered reserves of approximately $502.7 million at the end of fiscal 1995-96. General Revenue and Working Capital and Budget Stabilization funds available for fiscal 1996-97 are estimated to total $16.095 billion, a 5.1% increase over 1995-96, resulting in unencumbered reserves of approximately $518.2 million at the end of fiscal 1996-97.

RISK FACTORS IN CONCENTRATING IN MASSACHUSETTS. Specifically, the credit quality of the Massachusetts Tax-Exempt Fund will depend on the continued financial strength of the Commonwealth of Massachusetts and its political subdivisions. Since 1989, Massachusetts has experienced growth rates significantly below the national average and an economic recession in 1990 and 1991 caused negative growth rates. Massachusetts' economic and fiscal problems in the late 1980s and early 1990s caused several rating agencies to lower their ratings of Massachusetts Municipal Obligations. A return of persistent serious financial difficulties could adversely affect the market values and marketability of, or result in default in payment on, outstanding Massachusetts Municipal Obligations. The State's operating losses in fiscal 1989 and 1990, which totaled $672 million and $1.25 billion, respectively, were covered primarily through deficit borrowings and a fiscal 1991 operating loss of $21 million was covered by drawing on the adjusted 1990 fund balance of $258 million.

However, Massachusetts ended fiscal years 1992 through 1996 with a positive fiscal balance in its general operating funds. At present, Massachusetts' general obligation bonds are rated by S&P, Fitch and Moody's A+, A+ and A1, respectively.

RISK FACTORS IN CONCENTRATING IN NEW JERSEY. The State's economy performed strongly for much of the 1980s. Like much of the Northeast in the 1980s, the State's economy outpaced national trends. However, from 1989 to 1992, the State's economic performance trailed the rest of the nation. Reflecting the economic downturn, the State's unemployment rate rose from a low of 3.6% in the first quarter of 1989 to a peak of 8.5% during 1992. Since then, the State's unemployment rate fell to an average of 6.4% during 1995 and 6.1% for the four-month period from May 1996 through August 1996. In July 1991, S&P lowered its rating for the State's general obligation debt from AAA to AA+. The State's general obligation debt is rated AA+ and Aa1 by Fitch and Moody's, respectively.

RISK FACTORS IN CONCENTRATING IN NEW YORK. You should consider carefully the special risks inherent in investing in New York Municipal Obligations. These risks result from the financial condition of New York State, certain of its public bodies and municipalities, and New York City. Beginning in early 1975, New York State, New York City and other State entities faced serious financial difficulties which jeopardized the credit standing and impaired the borrowing abilities of such entities and contributed to high-interest rates on, and lower market prices for, debt obligations issued by them. A recurrence of such financial difficulties or a failure of certain financial recovery programs could result in defaults or declines in the market values of various New York Municipal Obligations in which the Fund may invest. If there should be a default or other financial crisis relating to New York State, New York City, a State or City agency, or a State municipality, the market value and marketability of outstanding New York Municipal Obligations in the Fund's portfolio and the interest income to the Fund could be adversely affected. Moreover, the national recession and the significant slowdown in the New York and regional economies in the early 1990s added substantial uncertainty to estimates of the State's tax revenues, which, in part, caused the State to incur cash-basis operating deficits in the General Fund and issue deficit notes during the fiscal years 1989 through 1992. The State's financial operations have improved, however, during recent fiscal years. For its fiscal years 1993 through 1996, the State recorded balanced budgets on a cash-basis, with substantial fund balances in the General Fund in fiscal 1992-93 and 1993-94 and smaller fund balances in fiscal 1994-95 and 1995-96. There can be no assurance that New York will not face substantial potential budget gaps in future years. In January 1992, Moody's lowered from A to Baa1 the ratings on certain appropriation-backed debt of New York State and its agencies. The State's general obligation, State-guaranteed and New York State Local Government Assistance Corporation bonds continued to be rated A by Moody's. As of February 1997, New York State's general obligation debt is rated A2 by Moody's. In January 1992, S&P lowered its ratings of New York State general obligation bonds from A to A- and stated that it continued to assess the ratings outlook as negative. The ratings of various agency debt, state moral obligations, contractual obligations, lease purchase obligations and state guarantees also were lowered. In February 1991, Moody's lowered its rating on New York City's general obligation bonds from A to Baa1 and in July 1995, S&P lowered its rating on such bonds from A- to BBB+. The rating changes reflected the rating agencies' concerns about the financial condition of New York State and City, the heavy debt load of the State and City, and economic uncertainties in the region.

RISK FACTORS IN CONCENTRATING IN PENNSYLVANIA. Many different social, environmental and economic factors may affect the financial condition of Pennsylvania and its political subdivisions. From time to time, Pennsylvania and certain of its political subdivisions have encountered financial difficulties which have adversely affected their respective credit standings. For example, the financial condition of the City of Philadelphia had impaired its ability to borrow and resulted in its obligations generally being downgraded below investment grade by the major rating services. Other factors which may negatively affect economic conditions in Pennsylvania include adverse changes in employment rates, Federal revenue sharing or laws governing tax-exempt financing. Currently, Pennsylvania's general obligation bonds are rated AA-, AA and A1 by S&P, Fitch and Moody's, respectively. The Adviser does not believe that the current economic conditions in Pennsylvania will have a significant adverse effect on the Fund's ability to invest in high-quality Pennsylvania Municipal Obligations.

    In order to provide liquidity, each Fund limits its average maturity to 90 days or less; buys securities which mature in 397 days or less; and buys only high quality securities.

                                   MANAGEMENT


INVESTMENT MANAGEMENT AGREEMENTS. Since November 15, 1971 Reserve Management Company, Inc. ("Adviser") and its affiliates have provided investment advice to The Reserve Funds which currently have assets of over $4 billion, pursuant to an Investment Management Agreement. Under the Agreement, the Adviser manages the Funds and invests in furtherance of its objectives and policies subject to the overall control and direction of the Funds' Board of Trustees.


    The Primary, U.S. Government, Interstate, California, Connecticut, Florida, Massachusetts, New Jersey, New York and Pennsylvania Funds each pay the Adviser a management fee, which is a percentage of the average daily net assets of each of the Funds, calculated as follows: (i) .50% per annum of the first $500 million of average daily net assets; (ii) .475% per annum of the next $500 million of such assets; (iii) .45% per annum of the next $500 million of such assets; (iv) .425% per annum of the next $500 million of such assets; and (v) .40% per annum of such assets in excess of $2 billion. For the fiscal year ended May 31, 1997, the Adviser received a management fee of .46% of the average daily net assets of the Primary Fund and .50% of the average daily net assets of the U.S. Government, Interstate, California, Connecticut, Florida, New Jersey and New York Funds and
 .46% of the Massachusetts Tax-Exempt Fund. During the year, the Adviser voluntarily agreed to a reduction of the management fee for the Massachusetts Tax-Exempt Fund. The U.S. Treasury Fund pays the Adviser a comprehensive management fee calculated at .80% per annum of the average daily net assets. Under the terms of the Investment Management Agreement with the U.S. Treasury Fund, the Adviser pays all employee and ordinary operating costs of the Fund. Excluded from the definition of ordinary operating costs are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and the fees of the disinterested Trustees, for which it pays its direct or allocated share. For the fiscal year ended May 31, 1997, the U.S. Treasury Fund paid the Adviser a comprehensive management fee of .60% of its average daily net assets. During the year, the Adviser voluntarily agreed to a reduction of its comprehensive fee.

    The Investment Management Agreements provide that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters as to which the Agreement relates, except a loss resulting from the willful misfeasance, bad faith or gross negligence on the part of the Adviser.

SERVICE AGREEMENT. The Adviser furnishes to the Primary, U.S. Government, Interstate, California, Connecticut, Florida, Massachusetts, New Jersey, New York and Pennsylvania Funds pursuant to a Service Agreement, at cost, all personnel required for the operations of the Funds such as executive, administrative, clerical, recordkeeping, bookkeeping, shareholder accounting and servicing, as well as suitable office space and necessary equipment and supplies used by such personnel in performing these functions. Operating costs for which each Fund reimburses the Adviser includes salaries and other personnel expense, rent, depreciation of equipment and facilities, interest and amortization of loans which finance equipment used by the Funds, and all other expenses incurred in the conduct of the Funds' affairs. Affiliates of the Adviser may provide some of these services. Each Fund also reimburses the Adviser for: brokerage fees and commissions, interest charges and taxes, the cost of registering for sale, issuing and redeeming the Funds' shares and of printing and mailing all prospectuses, proxy statements and shareholder reports furnished to current shareholders and the fees and expenses of the Funds' custodians, auditors, lawyers and disinterested Trustees.

    The Adviser has agreed to repay the Primary, U.S. Government, Interstate, California, Connecticut, Florida, Massachusetts, New Jersey, New York and Pennsylvania Funds promptly any amount which a majority of disinterested Trustees reasonably determines is not properly attributable to the Funds. The Service Agreement is nonassignable and continues until terminated by either party on 120 days' notice.

TRUSTEES. The Trustees serve indefinite terms (subject to certain removal procedures) and they appoint their own successors, provided that at least a majority of the Trustees have been elected by shareholders. A Trustee may be removed at any meeting of shareholders by a vote of a majority of the Fund's shareholders.

TRANSFER AGENT AND DIVIDEND PAYING AGENT. The Reserve Fund, Reserve Tax-Exempt Trust and Reserve New York Tax-Exempt Trust each acts as its own transfer agent and dividend paying agent.

                               HOW TO BUY SHARES

METHOD OF PAYMENT. The minimum initial investment is $1,000 and $250 for subsequent investments (denominated in U.S. dollars). An initial purchase must be accompanied by an Application or equivalent information. For clients of certain broker-dealers and financial institutions, shares may be purchased directly through such Firm. You can buy shares of the Funds each business day at the net asset value determined after receipt by the Funds of a properly completed order and payment in Federal funds (member bank deposits with the Federal Reserve Bank System). Payments must be made:

    - By check (drawn on a U.S. bank) payable to The Reserve Funds, 810 Seventh Avenue, New York, NY 10019-5868. You must include your account number (or Taxpayer Identification Number) on the "pay to the order of" line for each check made payable to The Reserve Funds or within the endorsement for each check endorsed to The Reserve Funds.

    - By wire -- Prior to calling your bank, call the Funds for specific instructions at 800-637-1700 or the broker-dealer or financial institution ("Firm") from which you received this Prospectus.

    Checks and wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares. If you have an account in more than one Fund and do not specify the account number and portfolio, all money sent will be invested in the U.S. Government Fund. Because each Fund must pay for its securities purchases on the same day in Federal funds, only Federal funds wires and checks drawn on the Fund's bank are eligible for entry as of the business day received. For Federal funds wires to be eligible for same-day order entry, the Funds must be notified before 11:00 AM (New York time) (2:00 PM for the Primary and U.S. Government Funds) of the amount to be transmitted and the account to be credited. Payment by check not immediately convertible into Federal funds will be entered as of the business day when covering Federal funds are received or bank checks are converted into Federal funds. This usually occurs within two (2) business days, but may take longer. Checks delivered to the Fund's offices after 11:00 AM (2:00 PM for the Primary and U.S. Government Funds) will be considered received the next business day. A fee will be charged if any check used for investment in your account does not clear.

    Any monies which cannot be credited to an account by the end of the business day following that on which Federal funds become available will be returned as promptly as possible to the sender or, if this cannot be readily determined, to the bank from which they came or were drawn. The Funds reserve the right, with respect to any person or class of persons, under certain circumstances to waive investment minimums and redemption requirements. The Funds also reserve the right to suspend the offering of shares from time to time and to reject any purchase order for any reason. The Funds will only accept purchase checks in excess of $100 which are payable to The Reserve Funds or payable to the shareholder/payee of the check and endorsed to The Reserve Funds. The Funds do not accept travelers checks.

RESERVE AUTOMATIC ASSET-BUILDER PLAN. If you have an account balance of $5,000 or more, you may purchase shares of a Fund ($25 minimum) from a checking, NOW, or bank money market deposit account or from a U.S. government distribution ($25 minimum) such as Social Security, federal salary, or certain veterans' benefits, or other payment from the federal government. Call the Funds at 800-637-1700 for an application.

NET ASSET VALUE. Shares are sold to the public at net asset value ("NAV"). The NAV of each Fund is calculated at the close of each business day (normally 4:00 PM New York time) by taking the sum of the value of each Fund's investments (amortized cost value is used for this purpose) and any cash or other assets, subtracting liabilities and dividing by the total number of shares outstanding. A "business day" is Monday through Friday exclusive of days the New York Stock Exchange is closed for trading and bank holidays in New York State which include Martin Luther King's Birthday and Columbus Day. It is the policy of each Fund to seek to maintain a stable NAV of $1.00 per share, although this share price is not guaranteed.

DISTRIBUTORS. The Funds' Distributors are Resrv Partners, Inc., 810 Seventh Avenue, New York, NY 10019-5868, which is a wholly-owned subsidiary of the Advisor; NWNL/Northstar Distributors, Inc., Two Pickwick Plaza, Greenwich, CT 06830; and Pacific Global Fund Distributors, Incorporated, 215 North Marengo Avenue, Pasadena, CA 91101.

EXCHANGE PRIVILEGE. The shares offered by this Prospectus may be exchanged for shares in other Reserve investment alternatives at net asset value. These exchange privileges may be modified or terminated at any time, or from time to time, upon 60 days' notice to shareholders. Shares to be acquired in an exchange must be registered for sale in the investor's state. Exchanges of shares of one fund for another is a taxable event and may result in a gain or loss for federal income tax purposes. The exchange privileges described under this heading may not be available to clients of certain broker-dealers or Firms and some Firms may impose conditions on their clients which are different from those described in this Prospectus.

INDIVIDUAL RETIREMENT ACCOUNTS. Investors may use the Taxable Funds as an investment for Individual Retirement Accounts ("IRAs"). A master IRA plan, with information regarding administration fees and other details is available from the Funds.

DISTRIBUTION AND SERVICE PLAN. Accounts may be opened through brokers, financial intermediaries and institutions ("Firms"), some of which participate in each Fund's Plan of Distribution ("Plan"). Under Rule 12b-1 of the 1940 Act, each Fund makes assistance payments at an annual rate of .20% of net assets, substantially all of which are paid to those Firms for distribution assistance and administrative services provided to the Funds. The Adviser is required by the Plan to pay an equivalent amount and may, at its discretion, pay additional amounts based upon assets committed to the Funds by such Firms. The Plan does not permit the carrying over of payments from year to year. The Adviser also reimburses Firms for a portion of their costs of advertising and marketing shares of a Fund. All such arrangements are designed to facilitate the sale of a Fund's shares.

CLIENTS OF FIRMS. Firms provide varying arrangements for their clients with respect to the purchase and redemption of a Fund's shares and may arrange with their clients for other investment or administrative services. Some Firms which utilize a centralized purchase method for Fund shares, may have an earlier cut off for purchase orders than stated above in order to facilitate the transmission of purchase orders by bulk wire. Firms are responsible for the prompt transmission of purchase and redemption orders. Some Firms may establish higher minimum investment requirements than set forth above. Some Firms may independently establish and charge additional fees for their services, which would reduce their clients' yield or return. Firms may also hold Fund shares in nominee or street name on behalf of their clients. In such instances, the Funds' transfer agents will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their Firm. Some Firms may receive compensation for recordkeeping and other services relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares (such as check writing redemptions) or the reinvestment of dividends may not be available through such Firms or may only be available subject to certain conditions or limitations. Some Firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, changes of registration and dividend-payees and may perform functions such as generation of confirmations and periodic statements and disbursement of cash dividends. The Prospectus should be read in connection with such Firm's material regarding its fees and services.

                         SHARES OF BENEFICIAL INTEREST

    The Reserve Fund was originally incorporated on February 1, 1970 as a Maryland corporation and was reorganized as a Massachusetts business trust on October 28, 1986; Reserve New York Tax-Exempt Trust and Reserve Tax-Exempt Trust were organized as Massachusetts business trusts on July 12, 1983 and January 25, 1983, respectively, and are open-end management investment companies commonly known as mutual funds. At the date of this Prospectus, there were four separate series of The Reserve Funds, seven separate series of Reserve Tax-Exempt Trust and one separate series of Reserve New York Tax-Exempt Trust authorized and outstanding. Additional series may be added in the future by the Board of Trustees. Although The Reserve Fund is a non-diversified mutual fund, each of its separate investment portfolios intends to comply with the diversification requirement of Rule 2a-7 under the 1940 Act which generally limits a money market fund to investing no more than 5% of its total assets in securities, except U.S. government securities, of any one issuer. The Reserve Fund, Reserve Tax-Exempt Trust and Reserve New York Tax-Exempt Trust are authorized to issue an unlimited number of shares of beneficial interest which may be issued in any number of series. Shares issued will be fully paid and non-assessable and will have no preemptive rights. The shareholders of each series are entitled to a full vote for each full share held (and fractional votes for fractional shares) and have equal rights with respect to earnings, dividends, redemptions and in the net assets of their series upon liquidation. The Trustees do not intend to hold annual meetings but will call such special meetings of shareholders as may be required under the 1940 Act (e.g. to approve a new Investment Advisory Agreement or changing the fundamental investment policies) or by the Declaration of Trust.

    Under Massachusetts law, the shareholders and trustees of a business trust may, in certain circumstances, be personally liable for the trust's obligations to third parties. However, the Declaration of Trust provides, in substance, that no shareholder or Trustee shall be personally liable for The Reserve Fund, Reserve Tax-Exempt Trust and Reserve New York Tax-Exempt Trust and each investment portfolio's obligations to third parties, and requires that every written contract made by the Fund and the Trusts contain a provision to that effect. The Declaration of Trust also requires The Reserve Fund, Reserve Tax-Exempt Trust and Reserve New York Tax-Exempt Trust to indemnify its shareholders and Trustees against such liabilities and any related claims or expenses.

                                DAILY DIVIDENDS

    Each Fund declares dividends each business day. Dividends are distributed daily as additional shares to shareholder accounts except for shareholders who elect in writing to receive cash dividends, in which case monthly dividend checks are sent to the shareholder.

         TAXES FOR THE PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS

    To maintain its regulated investment company status for federal income tax purposes, each Fund intends to satisfy certain requirements imposed by the Internal Revenue Code, so as to avoid any federal income or excise tax liability. For federal income tax purposes, distributions out of interest earned by a Fund and net realized short-term capital gains are taxable as ordinary income.

    The U.S. Treasury Fund intends to invest only in U.S. Treasury securities and obligations of those agencies and instrumentalities of the U.S. government that provide interest income exempt from state and local income taxes except to the extent uninvested cash is invested in repurchase agreements. Some states have minimum investment requirements that must be met by the U.S. Treasury Fund. Distributions attributable to net capital gains, if any, are generally subject to state and local taxes. It is possible that a state or local taxing authority may in the future seek to tax an investor on a portion of the interest income of an obligation held by the U.S. Treasury Fund. Shareholders should consult with their own tax advisers with respect to the application of their state and local tax laws to these distributions.

    Shareholders are advised to retain all statements to maintain accurate records of their investments. The Funds will report to its shareholders before the end of February each year as to the source of dividends and other distributions, if any, paid or declared by each Fund during the previous calendar year which may be exempt from state income taxes. Shareholders should consult their own tax advisers regarding specific questions as to federal, state or local taxes.

     TAXES FOR THE TAX-EXEMPT MONEY MARKET FUNDS OF INTERSTATE, CALIFORNIA,
                                  CONNECTICUT,
         FLORIDA, MASSACHUSETTS, NEW JERSEY, NEW YORK AND PENNSYLVANIA

    To maintain its regulated investment company status for federal income tax purposes, each Fund intends to satisfy certain requirements imposed by the Internal Revenue Code, so as to avoid any federal income or excise tax liability. Dividends derived from the interest earned on Municipal Obligations constitute "tax-exempt interest dividends" and are not subject to federal income taxes. To the extent a Fund invests in Municipal Obligations issued by its respective state or political subdivision thereof, dividends derived from the interest thereon is not subject to state and, with respect to the New York Tax-Exempt Fund, local income taxes.


    Any distributions of net realized long-term gains earned by the Interstate Tax-Exempt Fund are taxable to shareholders as such regardless of the length of time the fund's shares have been owned by the shareholder.


    Shareholders of the Florida Tax-Exempt Fund that are subject to the Florida intangibles tax will not be required to include the value of their Fund shares in their taxable intangible property if all of the Fund's investments on the annual assessment date are obligations that would be exempt from such tax if held directly by such shareholders, such as Florida and U.S. government obligations. As described earlier, the Fund will normally attempt to invest substantially all of its assets in securities which are exempt from the Florida intangibles tax. However, if the portfolio consists of any assets which are not so exempt on the annual assessment date, only the portion of the shares of the Fund which relate to securities issued by the United States and its possessions and territories will be exempt from the Florida intangibles tax, and the remaining portions of those shares will be fully subject to the intangibles tax, even if they partly relate to Florida tax-exempt securities.

    In a majority of states that have an income tax, dividends paid by a mutual fund attributable to investments in a particular state's Municipal Obligations are exempt from both federal and that state's income tax. If Florida were to adopt an income tax in the future, and assuming that its income tax policy with respect to mutual funds investing in Florida state and local Municipal Obligations would be similar to the general tax policy of other states, dividends paid by the Fund would be exempt from Florida state income tax. A constitutional amendment approved by referendum would be required before an individual income tax could be imposed.

    Shares of the Pennsylvania Tax-Exempt Fund are exempt from Pennsylvania county personal property taxes to the extent that the Fund's portfolio consists of Pennsylvania Municipal Obligations and direct obligations of the U.S. government.

    Shareholders are advised to retain all statements to maintain accurate records of their investments. If any dividends are not exempt from federal, state or local income taxes, shareholders will be advised of the percentage by February of the following year. Shareholders should consult their tax advisers regarding specific questions as to federal, state or local taxes.

                                  REDEMPTIONS

TIME AND METHOD OF REDEMPTION. Shares of each Fund are redeemed at their NAV determined after receipt by the Fund of a request in proper form. Each Fund usually transmits payment the same day when requests are received before 11:00 AM (New York time) (12:00 NOON for the Primary and U.S. Government Funds) and the next day for requests received after 11:00 AM (12:00 NOON for the Primary and U.S. Government Funds), however, this is not always possible, and transmission of redemption proceeds may be delayed. Orders received after 11:00 AM (12:00 NOON for the Primary and U.S. Government Funds) are not processed until the next business day to enable shareholders to receive additional dividends. Payment will normally be made by check or bank transfer. Shares do not earn dividends on the day a redemption is effected, regardless of whether the redemption order is received before or after 11:00 AM (12:00 NOON for the Primary and U.S. Government Funds).

WRITTEN AND TELEPHONE REDEMPTION REQUESTS. The Funds strongly suggest (but do not require) that each redemption, written or by telephone, be at least $1,000, except for redemptions which are intended to liquidate the account. A shareholder will be charged $2 for redemption checks issued for less than $100. Upon request, redemptions will be made by bank wire, however, wire redemptions of less than $10,000 will be charged a fee (currently $10). The Funds assume no responsibility for delays in the receipt of wired or mailed funds. The use of a predesignated financial institution, such as a savings bank, credit union or savings and loan association, which is not a member of the Federal Reserve wire system could cause such a delay. If a Fund has previously been advised in writing of your brokerage or bank account, telephone requests will be accepted by calling 800-637-1700. The Funds may be liable for any losses caused by their failure to employ reasonable procedures. To reduce the risk of loss, proceeds of telephone redemptions may be sent only (1) to the bank or brokerage account designated by the shareholder on the Application or in a letter with the signature(s) guaranteed; or (2) to the address of record if all the conditions listed below are met. To change the designated brokerage or bank account it is necessary to contact the Firm through which shares of the Fund were purchased or if purchased directly from the Funds, it is necessary to send a written request to the Funds with signature(s) guaranteed as described below. Other redemption orders must be in writing with the necessary signature(s) guaranteed by a domestic commercial bank; a domestic trust company; a domestic savings bank, credit union or savings association; or a member firm of a national securities exchange. Guarantees from notaries public are unacceptable. The Funds will waive the signature guarantee requirement on a redemption request once every thirty (30) days if all of the following conditions apply: if the redemption check is (1) for $5,000 or less; (2) payable to the shareholder(s) of record; and (3) mailed to the shareholder(s) at the address of record. The requirement of a guaranteed signature protects against an unauthorized person redeeming shares and obtaining the redemption proceeds. Redemption instructions and election of the plans described below may be made when your account is opened. Subsequent elections and changes in instructions must be in writing with the signature(s) guaranteed. Changes in registration or authorized signatories may require additional documentation.

    The Funds reserve the right to refuse a telephone redemption if it believes it is advisable to do so. Procedures for telephone redemptions may be modified or terminated by the Funds at any time. During times of drastic economic or market conditions shareholders may experience difficulty in contacting the Funds by telephone to request a redemption or exchange of a Fund's shares. In such cases shareholders should consider using another method of redemption, such as a written request or a redemption by check.

CHECKING. The Funds offer a comprehensive package of services which enhance access to your account. By completing the Application or a signature card (for existing accounts) and certain other documentation if the owner of record is a fiduciary, corporation, partnership, trust or other organization, you can write checks in any amount against your account. Redemptions by check lengthen the time your money earns dividends, since redemptions are not made until the check is processed by the Fund. Because of this, you cannot write a check to completely liquidate your account, nor may a check be presented for certification or immediate payment, otherwise, you may use your Reserve checking account as you would any checking account. Your checks will be returned (bounced) and a fee charged if they are postdated, contain an irregularity in the signature, amount or otherwise, or are written against accounts with insufficient funds. All transaction activity, including check redemptions, will be reported on your account statement. A fee will be charged for providing check copies. Upon proper notice, the Funds may choose to impose a fee if it deems a shareholder's actions to be burdensome. Checking may not be available to clients of some Firms and a Firm may establish its own minimum check amount. For more information call 800-637-1700.

STOP PAYMENTS. The Funds will honor stop payment requests on unpaid shareholder checks provided they are advised of the correct check number, payee, check amount and date. Stop payment requests received by the Funds by 2:00 PM (New York time) in proper form will be effective the next business day. Oral stop payment requests are effective for fourteen (14) calendar days, at which time they will be canceled unless confirmed in writing. Written stop payment requests will remain in effect for one year. A fee will be charged for this service.

AUTOMATIC WITHDRAWAL PLANS. If you have an account with a balance of at least $5,000, you may, upon written notice, participate in either of the following:
(i) an Income Distribution Plan providing for monthly, quarterly or annual payments by redemption of shares from reinvested dividends or distributions paid to your account during the preceding period; or (ii) a Fixed Amount Withdrawal Plan providing for the automatic redemption of a sufficient number of shares of your account to make a specified monthly, quarterly or annual payment of a fixed amount. Changes to instructions must be in writing with signature(s) guaranteed. In order for such payments to continue under either Plan, there must be a minimum of $25 available from reinvested dividends or distributions. Payments can be made to you or your designee. An application for the Automatic Withdrawal Plans can be obtained from the Funds. The amount, frequency and recipient of the payments may be changed by giving proper written notice to the Funds. The Funds may impose a charge, modify or terminate any Automatic Withdrawal Plan at any time after the participant has been duly notified. This privilege may not be available to clients of some Firms or may be available subject to conditions or limitations.

AUTOMATIC TRANSFER PLANS. You may redeem shares of a Fund by telephone (minimum $100) if you have filed a separate Reserve Automatic Transfer application with the Fund. The proceeds will be transferred between your Fund account and the checking, NOW or bank money market deposit account (as permitted) designated in the application. Only such an account maintained in a domestic financial institution which is an Automated Clearing House member may be so designated. Redemption proceeds will be on deposit in your account at the Automated Clearing House member bank ordinarily two (2) business days after receipt of the redemption request. The Funds may impose a charge, modify or terminate this privilege at any time after the participant has been duly notified. This privilege may not be available to clients of some Firms or may be available subject to conditions or limitations.

RESTRICTIONS. The right of redemption may be suspended or the date of payment postponed for more than seven (7) days only (a) when the New York Stock Exchange is closed (other than for customary closings), (b) when, as determined by the Securities and Exchange Commission ("SEC"), trading on the Exchange is restricted or an emergency exists making it not reasonably practicable to dispose of securities owned by the Fund or for it to determine fairly the value of its net assets, or (c) for such periods as the SEC may permit. If shares of a Fund are purchased by check or Reserve Automatic Transfer, the Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good payment has been collected for the purchase of such shares, which may generally take up to ten (10) business days. Shareholder checks written against funds which are not yet considered collected will be returned and a fee charged against the account. When a purchase is made by wire and subsequently redeemed, the proceeds from such redemptions normally will not be transmitted until two (2) business days after the purchase.

                              GENERAL INFORMATION

JOINT OWNERSHIP. When an account is registered in the name of one person and another, for example a husband and wife, either person is entitled to redeem shares in the account. The Application provides that persons so registering their account indemnify and hold the Funds harmless for actions taken by either party.

BACKUP WITHHOLDING (FOR THE PRIMARY FUND, U.S. GOVERNMENT FUND, AND THE U.S. TREASURY FUND). The Funds are required by federal law to withhold 31% of dividends and other distributions that are subject to federal income tax if (i) a correct and certified Taxpayer Identification Number ("TIN") is not provided for your account, (ii) you fail to certify that you have not been notified by the IRS that you underreported taxable interest or dividend payments or (iii) a Fund is notified by the IRS (or a broker) that the TIN provided is incorrect or you are otherwise subject to backup withholding. Amounts withheld and forwarded to the IRS can be credited as a payment of tax when completing your federal income tax return. For individual shareholders, the TIN is the social security number. However, special rules apply for certain accounts. For example, for an account established under the Uniform Gift to Minors Act, the TIN of the minor should be furnished. Shareholders should be aware that, under regulations promulgated by the IRS, a Fund may be fined $50 annually for each account for which a certified TIN is not provided or is incorrect. In the event that such a fine is imposed, a corresponding charge will be made against the account.

REPORTS AND STATEMENTS. Shareholders receive an annual report containing audited financial statements and an unaudited semi-annual report. A statement is sent to each shareholder at least quarterly. Shareholders who are clients of some Firms will receive a statement combining transactions in Fund shares with statements covering other brokerage or mutual fund accounts.

SMALL BALANCES. Because of the expense of maintaining accounts with small balances (less than $1,000), the Funds will either levy a monthly charge (currently $5) or redeem the account and remit the proceeds. Some Firms may establish variations of minimum balances and fee amounts if those variations are approved by the Funds.

RESERVE EASY ACCESS. Easy Access is The Reserve Funds' 24 hour toll-free telephone service that lets customers use a touch-tone phone to obtain yields and account balances. To use it, call 800-637-1700 and follow the instructions you will receive. Clients may also access full account activity for the previous six months on the Internet at www.reservefunds.com.

INQUIRIES. Shareholders should direct their inquiries to the Firm from which they received this Prospectus or to the Funds.

SPECIAL SERVICES. The Funds reserve the right to charge shareholder accounts for specific costs incurred in processing unusual transactions for shareholders. Such transactions include, but are not limited to, stop payment requests, copies of Fund redemption or shareholder checks and special research services.


CASH PERFORMANCE ACCOUNT (CPA). A Reserve CPA can be used for everything from daily expenses to the special luxuries of life or just to have cash when you need it. It's the smartest way to manage your money -- keep it in a Reserve Cash Performance Account. For more information see page 18, Checking, or call 800-637-1700.


PERFORMANCE. The Funds may compare their performance to other income producing alternatives such as (i) money market funds (based on yields cited by IBC's Money Fund Report and other industry publications); and (ii) various bank products (based on average rates of bank and thrift institution certificates of deposit, money market deposit accounts and NOW accounts as reported by the Bank Rate Monitor and other industry publications). An investment in shares of a Fund is not insured by the Federal Deposit Insurance Corporation.

Yield information is useful in reviewing each Fund's performance relative to other funds that hold investments of similar quality. Because yields will fluctuate, yield information may not provide a basis for comparison with bank and thrift certificates of deposit which normally pay a fixed rate for a fixed term and are subject to a penalty for withdrawals prior to maturity which will reduce their return.

                            ------------------------

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                            ------------------------

           TABLE OF CONTENTS

                                         PAGE
                                         ----
Shareholder Expenses...................     2
Financial Highlights...................     4
Yield..................................     8
Investment Objective and Policies......     8
Management.............................    13
How to Buy Shares......................    14
Shares of Beneficial Interest..........    16
Daily Dividends........................    16
Taxes..................................    16
Redemptions............................    17
General Information....................    19

                    Investors are advised to read and retain
                     this Prospectus for future reference.

   American Express Money Market Account is a cash management service offered by The Reserve Funds through American Enterprise Investment Services Inc., a subsidiary of American Express Financial Corporation. Shares offered are shares of The Reserve Funds.

   AMERICAN ENTERPRISE INVESTMENT SERVICES INC.
   A subsidiary of American Express Financial Corporation

   IDS Tower 10
   Minneapolis, Minnesota 55440

   (C) 1997 American Express Financial Corporation
   All rights reserved.

                                AMERICAN EXPRESS
                                  MONEY MARKET
                                    ACCOUNTS

                                   OFFERED BY
                               THE RESERVE FUNDS

                                  PRIMARY FUND
                             U.S. GOVERNMENT FUND
                              U.S. TREASURY FUND

                           INTERSTATE TAX-EXEMPT FUND

                           CALIFORNIA TAX-EXEMPT FUND
                          CONNECTICUT TAX-EXEMPT FUND
                            FLORIDA TAX-EXEMPT FUND
                         MASSACHUSETTS TAX-EXEMPT FUND
                           NEW JERSEY TAX-EXEMPT FUND
                            NEW YORK TAX-EXEMPT FUND
                          PENNSYLVANIA TAX EXEMPT FUND

                               THE RESERVE FUND
                         "AMERICA'S FIRST MONEY FUND"
                  810 SEVENTH AVENUE - NEW YORK, N.Y.  10019
                                (212) 977-9982
                                (800) 637-1700

                              ------------------

                        YIELD AND BALANCE INFORMATION
                     (800) 637-1700 - (TOUCH TONE PHONE)

                     STATEMENT OF ADDITIONAL INFORMATION


This Statement of Additional Information describes The Reserve Fund ("Fund") and three of its portfolios, the Primary Fund, the U.S. Treasury Fund and the U.S. Government Fund (hereinafter referred to as the "Portfolio(s)"; the U.S. Treasury Fund and the U.S. Government Fund are hereinafter referred to as the "Treasury Portfolio"; and "Government Portfolio", respectively). This Statement is not a Prospectus, but provides detailed information to supplement the Prospectus. A copy of the Prospectus may be obtained from the Fund at the above address. This Statement is dated July 31, 1997, as amended October 17, 1997.

                  TABLE OF CONTENTS                                                    PAGE

            Investment Objective and Policies                                             2
            Trustees and Executive Officers                                               3
            Investment Management, Distribution,
                  and Custodian Agreements                                                5
            Portfolio Turnover, Transaction Charges
                  and Allocation                                                          7
            Shares of Beneficial Interest                                                 8
            Purchase, Redemption and Pricing of Shares                                    9
            Distributions and Taxes                                                      11
            Fund Yield                                                                   12
            Reserve Cash Performance Account Plus                                         13
            Ratings                                                                      14
            Report of Independent Accountants                                            17
            Financial Statements                                                         18


SHARES OF THE FUND ARE NEITHER GUARANTEED NOR INSURED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

                      INVESTMENT OBJECTIVE AND POLICIES

      The investment objective of each Portfolio of the Fund is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

SUPPLEMENTAL INVESTMENT POLICIES. The following investment policies may not be changed without the affirmative vote of a majority of the outstanding shares of a Portfolio. A majority of the outstanding shares of a Portfolio means the vote of the lesser of (i) 67% or more of the shares of a Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Portfolio. A Portfolio cannot: (1) borrow money except as a temporary or emergency measure and not in an amount to exceed 5% of the market value of its total assets; (2) issue securities senior to its capital stock; (3) act as an underwriter with respect to the securities of others; (4) concentrate investments in any particular industry except to the extent that its investments are concentrated exclusively in U.S. Government securities and bank obligations or repurchase agreements secured by such obligations; (5) purchase, sell or otherwise invest in real estate or commodities or commodity contracts;
(6) lend more than 33 1/3% of the value of its total assets to the extent its investments may be considered loans; (7) sell any security short or write, sell or purchase any futures contract or put or call option; (8) invest in voting securities or in companies for the purpose of exercising control; (9) invest in the securities of other investment companies except in compliance with the Investment Company Act of 1940; (10) make investments on a margin basis; (11) purchase or sell any securities (other than securities of the Fund) from or to any officer or Trustee of the Fund, the investment adviser or affiliated person except in compliance with the Investment Company Act of 1940.

OTHER POLICIES. The Primary and Government Funds may, to increase their income, lend their securities to brokers, dealers and institutional investors if the loan is collateralized in accordance with applicable regulatory requirements (the "Guidelines") and if, after any loan, the value of the securities loaned does not exceed 25% of the value of its assets. Under the present Guidelines, the loan collateral must, on each business day, at least equal the value of the loaned securities plus accrued interest and must consist of cash, or securities of the U.S. Government (or its agencies or instrumentalities). The Portfolios receive an amount equal to the interest on loaned securities and also receive negotiated loan fees, interest on securities used as collateral or interest on short-term debt securities purchased with such collateral, either of which type of interest may be shared with the borrower. The Portfolios may also pay reasonable finders, custodian and administrative fees. Loan arrangements made by a Portfolio will comply with all other applicable regulatory requirements including the rules of the New York Stock Exchange, which require the borrower, after notice, to redeliver the securities within the normal settlement time of five business days. While voting rights may pass with the loaned securities, if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

      The Primary Fund may purchase corporate notes collateralized by a bank letter of credit or securities of the U.S. Government, its agencies or instrumentalities. Collateralized commercial paper purchased by the Fund is rated A-1 and P-1 by Standard & Poor's Corporation and Moody's Investors Service, Inc., respectively, or the equivalent thereof if rated by another ratings agency. The collateral consists of U.S. Government securities having a current market value in excess of the collateralized commercial paper outstanding. A Trustee is usually appointed by the collateralized commercial paper issuer to hold the collateral and administer the credit agreement for the benefit of the holders.

      The Primary Fund may invest in bank obligations which include certificates of deposit, bankers' acceptances, letters of credit and time deposits. A certificate of deposit is a negotiable certificate representing a financial institution's obligation to repay funds deposited with it, earning a specified rate of interest over a given period. A bankers' acceptance is a negotiable obligation of a bank to pay a draft which has been drawn on it by a customer. A time deposit is a non-negotiable deposit in a financial institution earning a specified interest rate over a given period of time. A letter of credit is an unconditional guarantee by the issuing bank to pay principal and interest on a note a corporation has issued.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS. A repurchase agreement transaction occurs when the Fund purchases and simultaneously contracts to resell in advance securities at fixed prices determined by the negotiated yields. Each Portfolio will limit repurchase agreement transactions to those domestic financial institutions and securities dealers who are deemed credit worthy pursuant to guidelines established by the Fund's Board of Trustees. The investment adviser will follow procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. A Portfolio will make payment for such instruments only upon their physical delivery to, or evidence of their book-entry transfer to, the account of a Fund's Custodian. If the seller defaults on the repurchase obligation the Portfolio could incur a loss and may incur costs in disposing of the underlying security. A Portfolio will not hold more than 10% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.

      The Primary and U.S. Government Funds may sell securities in a reverse repurchase agreement when it is considered advantageous, such as to cover net redemptions or to avoid a premature outright sale of its portfolio securities. In a typical reverse repurchase agreement transaction, the seller (Fund) retains the right to receive interest and principal payments on the security, but transfers title to and possession of it to a second party in return for a percentage of its value. By paying back to this party the value received plus interest, the seller repurchases the transferred security. It is the Fund's policy that entering into a reverse repurchase agreement transaction will be for temporary purposes only and, when aggregated with other borrowings, may not exceed 5% of the value of the total assets of the Portfolio at the time of the transaction.

                      TRUSTEES AND OFFICERS OF THE TRUST

        *BRUCE R. BENT, President, Treasurer and Trustee, 810 Seventh Avenue, New York, New York 10019.
        Mr. Bent is President, Treasurer, and Trustee of The Reserve Fund ("RF"), Reserve Institutional Trust ("RIT"), Reserve Tax-Exempt Trust ("RTET") and Reserve New York Tax-Exempt Trust ("RNYTET") and Reserve Private Equity Series ("RPES"), Director, Vice President and Secretary of Reserve Management Company, Inc. ("RMCI") and Reserve Management Corporation, and Chairman and Director of Resrv Partners, Inc. Before 1968, he was associated with Stone & Webster Securities Corp., and previously, Teachers Insurance and Annuity Association.

        EDWIN EHLERT, JR., Trustee, 125 Elm Street, Westfield, New Jersey 07091.

        Mr. Ehlert is President and Director of Ehlert Travel Associates, Inc. (travel agency formerly called Travelong of Westfield, Inc.) and Ehlert Travel Associates of Florida, Inc. (travel agency), and Trustee of RF, RIT, RNYTET, RTET and RPES.

        HENRI W. EMMET, Trustee, 1535 Presidential Drive, Apt. 4A, Columbus, OH 43212.

        Mr. Emmet retired as the Managing Director of Servus Associates, Inc., and U.S.A. Representative of the First National Bank of Southern Africa in 1996. He is currently Trustee or RF, RIT, RNYTET, RTET and RPES. Until 1989, he was Senior Vice President of the New York branch of Banque Nationale de Paris.

        *DONALD J. HARRINGTON, C.M, Trustee, St. John's University, Jamaica, New York 11439.
        The Reverend Harrington is President of St. John's University (NY) and a Trustee of RF, RIT, RNYTET, RTET and RPES. The Reverend Harrington served as President of Niagara University from 1984 to 1989 and was Executive Vice President of Niagara University from 1981 to 1984.

        MICHELLE L. NEUFELD, Counsel and Secretary, 810 Seventh Avenue, New York, NY 10019.

        MS. NEUFELD is Counsel and Secretary of RF, RIT, RTET, RNYTET and RPES. Before joining The Reserve Funds in 1997, Ms. NEUFELD was a staff attorney at NASD Regulation, Inc.

        PAT A. COLLETTI, Controller, 810 Seventh Avenue, New York, New York
10019.

        Mr. Colletti is Controller of RF, RIT, RTET, RNYTET and RPES. Prior to joining The Reserve Funds in 1985, Mr. Colletti was Supervisor of Accounting of Money Market Funds for the Dreyfus Corporation.
---------------

*Interested Trustee within the meaning of the Investment Company Act of 1940. Messrs. Ehlert, Emmet, and Harrington are members of a Review Committee which performs the functions of Audit Committee and reviews compliance procedures and practices. During the fiscal year ended May 31, 1997, the Trustees received fees of $72,969 allocated to the Primary and Government Funds. As of June 30, 1997, Trustees and officers directly or indirectly as a group owned less than 1% of the outstanding shares of the Primary and Government Funds and shares of the Treasury Fund. During the year ended May 31, 1997, the Fund held four Board meetings and one Review Committee meeting.

                                      COMPENSATION TABLE
                                      ------------------

                                        AGGREGATE              TOTAL COMPENSATION
                                      COMPENSATION         FROM FUND AND FUND COMPLEX
NAME OF TRUSTEE                        FROM FUNDS*    (4 ADDITIONAL TRUSTS) PAID TO TRUSTEE*
-------------------------------------------------------------------------------------------
Edwin Ehlert, Jr.                       $18,113                  $22,197
Henri W. Emmet                          $18,113                  $22,197
Rev. Donald J. Harrington               $18,113                  $22,197


      *Amount shown are for the Fund's fiscal year ending May 31, 1997.

        The following executive officers of the Fund had allocated cash remuneration in excess of $60,000 during the last fiscal year for services rendered to the Fund.

                                                                             ESTIMATED
                                                    AGGREGATE             ANNUAL BENEFITS
           NAME              CAPACITY             REMUNERATION            UPON RETIREMENT
           ----              --------             ------------            ---------------
      Bruce R. Bent          President            $281,800                $150,000
      Pat A. Colletti        Controller           $108,400                $ 60,000



                      INVESTMENT MANAGEMENT, DISTRIBUTION
                            AND CUSTODIAN AGREEMENTS

       INVESTMENT MANAGEMENT AGREEMENT. Reserve Management Company, Inc. ("RMCI"), 14 Locust Place, Manhasset, NY 11030, of which Messrs. Henry B.R. Brown and Bruce R. Bent are the Directors, manages the Fund and provides it with investment advice pursuant to a separate Investment Management Agreement for each portfolio. Messrs. Brown and Bent, together with their children, own RMCI. Under the Investment Management Agreements, RMCI manages the Portfolios investments, including effecting purchases and sales thereof, in furtherance of each Portfolio's investment objective and policies, subject to overall control and direction of the Trustees. RMCI also makes promotional and advertising expenditures related to the sale of the Funds shares (paying for prospectuses distributed to potential investors and for other sales literature, but not paying for prospectuses distributed to current shareholders, distribution assistance payments paid by the Funds, or registration fees and expenses).

       For these services, the Primary and Government Funds periodically pay RMCI a management fee at an annual rate not to exceed .50% of the first $500 million of average daily net assets, .475% of the next $500 million of such assets, .45% of the next $500 million of such assets, .425% per annum of the next $500 million of such assets, and .40% of such assets in excess of $2 billion. For the fiscal years ended May 31, 1995, 1996 and 1997 RMCI received management fees of $6,870,969, $8,120,156, and $8,976,244, respectively, from the Primary Fund and, $3,613,156, $3,471,243 and $2,858,951, respectively, from the U.S. Government Fund.

       Under the terms of the Investment Management Agreement with the Treasury Fund, RMCI also pays all employee costs and ordinary operating costs of the Portfolio. For these services the Treasury Portfolio periodically pays RMCI a comprehensive management fee at an annual rate of .80% of average daily net assets. For the fiscal year ended May 31, 1995, 1996 and 1997 RMCI received a comprehensive management fee of $298,645, $719,287 and $988,133, respectively.

       From time to time, RMCI may waive receipt of its fees and/or voluntarily assume certain expenses of a Portfolio which would have the effect of lowering the Portfolio's expense ratio and increasing yield to investors at the time such amounts are assumed or waived, as the case may be. RMCI may also make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

       The Investment Management Agreements for the Primary and Government Fund were duly approved by shareholders in 1986, and may be renewed annually if specifically approved by the Board of Trustees and by the vote of a majority of the Trustees who are not "interested persons" ("disinterested Trustees") cast in person at a meeting called for the purpose of voting on such renewal. The Investment Management Agreement for the Treasury Fund was duly approved by shareholders in 1993 and may be renewed annually if specifically approved by the Board of Trustees and by the vote of a majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such renewal. The agreements terminate automatically upon their assignment and may be terminated without penalty upon 60 days written notice by a vote of the Board of Trustees of the Fund or by vote of a majority of outstanding voting shares of a Portfolio or by RMCI.
       Pursuant to the Service Agreement (see Service Agreement in the Prospectus), during the fiscal year ended May 31, 1997 the Primary Fund reimbursed RMCI $6,616,435 and the Government Fund reimbursed RMCI $1,778,491 for expenses. For the fiscal years ended May 31, 1995 and 1996 RMCI was reimbursed $4,673,942 and $5,794,060 by the Primary Fund and $2,260,985 and $2,210,243 by the Government Fund for expenses, respectively.

EXPENSE LIMITATION. The Investment Management Agreements for the Primary and Government Portfolios provide that RMCI will reimburse either Portfolio for the amount by which the Portfolio's costs and expenses paid RMCI (exclusive of brokerage fees and commissions, interest, taxes and extraordinary legal fees and expenses) exceed 1% of its average daily closing net assets.

DISTRIBUTION AGREEMENT. The Fund's Distributors are Pacific Global Fund Distributors, Incorporated ("PGFDI") 215 North Marengo Avenue, Pasadena, California 91101; NWNL Northstar Distributors ("NWNL") Two Pickwick Plaza, Greenwich, Connecticut 06830 and Resrv Partners, Inc. ("RESRV"), 810 Seventh Avenue, New York, N.Y. 10019. The Fund has authorized the Distributors, in connection with their sale of Fund shares, to give only such information and to make only such statements and representations as are contained in the Prospectus. Sales may be made only by the Prospectus. The Distributors may offer and sell shares of the Fund pursuant to a separate Prospectus applicable to such Distributor. The Distributors are "principal underwriters" for the Fund within the meaning of the Investment Company Act of 1940, and as such act as agent in arranging for the continuous offering of Fund shares. The Distributors have the right to enter into selected dealer agreements with brokers or other persons of their choice for the sale of Fund shares. Parties to selected dealer agreements may receive assistance payments, if they qualify for such payments, under the Plan of Distribution described below. RESRV's, NWNL's and PGFDI's principal business is the distribution of mutual fund shares. No Distributor has retained underwriting commissions on the sale of Fund shares during the last three fiscal years. During the fiscal year ended May 31, 1997, no distribution assistance payments were made to RESRV, PGFDI or NWNL.

       The Distribution Agreements may be renewed annually if specifically approved by the Board of Trustees and by the vote of a majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such approval or by the vote of a majority of the outstanding voting securities of the Fund.

PLAN OF DISTRIBUTION. The Fund maintains a Plan of Distribution ("Plan") and related agreements, as amended, under Rule 12b-1 of the Investment Company Act of 1940, which provides that investment companies may pay distribution expenses, directly or indirectly, pursuant to a Plan adopted by the investment company's Board and approved by its shareholders. Under the Plan, each Portfolio makes assistance payments to brokers, financial institutions and other financial intermediaries ("payee(s)") for shareholder accounts ("qualified accounts") as to which a payee has rendered distribution assistance services at an annual rate of .20% of the average net asset value of the qualified accounts. Such distribution assistance may include, but may not limited to, establishment of shareholder accounts, delivering prospectuses to prospective investors and processing automatic investment in Fund shares of client account balances. Substantially all such monies (together with significant amounts from RMCI's own resources) are paid by RMCI to payees for their distribution assistance or administrative services with any remaining amounts being used to partially defray other expenses incurred by RMCI in distributing Fund shares. In addition to the amounts required by the Plan, RMCI may, in its discretion, pay additional amounts from its resources. The rate of any additional amounts that may be paid will be based upon RESRV's and RMCI's analysis of the contribution that a payee makes to the Fund by increasing assets under management and reducing expense ratios and the cost to the Fund if such services were provided directly by the Fund or other authorized persons. RMCI and RESRV will also consider the need to respond to competitive offers of others, which could result in assets being withdrawn from the Fund and an increase in the expense ratio for the Fund. RMCI may elect to retain a portion of the distribution assistance payments to pay for sales materials or other promotional activities. The Trustees have determined that there is a reasonable likelihood the Plan will benefit the Fund and its shareholders.

       The Glass-Steagall Act prohibits all entities which receive deposits from engaging to any extent in the business of issuing, underwriting, selling, or distributing securities, although national and state chartered banks are permitted to purchase and sell securities upon the order and for the account of their customers. Those persons who wish to provide assistance in the form of activities not primarily intended to result in the sale of Fund shares (such as administrative and account maintenance services) may include banks, upon advice of counsel that they are permitted to do so under applicable laws and regulations, including the Glass-Steagall Act. In such event, no preference will be given to securities issued by such banks as investments and the assistance payments received by such banks under the Plan may or may not compensate the banks for their administrative and account maintenance services for which the banks may also receive compensation from the bank accounts they service. It is Fund management's position that payments to banks pursuant to the Plan for activities not primarily intended to result in the sale of Fund shares, such as administrative and account maintenance services, do not violate the Glass-Steagall Act. However, this is an unsettled area of the law and if a determination contrary to management's position is made by a bank regulatory agency or court concerning payments to banks contemplated by the Plan, any such payments will be terminated and any shares registered in the bank's name, for its underlying customer, will be registered in the name of that customer. Financial institutions providing distribution assistance or administrative services for the Fund may be required to register as securities dealers in certain states.

       Under the Plan, the Fund's Controller or Treasurer reports quarterly the amounts and purposes of assistance payments. During the continuance of the Plan the selection and nomination of the disinterested Trustees are at the discretion of the disinterested Trustees currently in office.

       During the fiscal year ended May 31, 1997, $3,418,651 was paid under the Plan by the Primary Fund, $1,053,785 was paid under the Plan by the Government Fund and $276,253 was paid under the Plan by the Treasury Fund. Any such payments are intended to benefit the Fund by maintaining or increasing net assets to permit economies of scale in providing services to shareholders and to contribute to the stability of such shareholder services. During the fiscal year ended May 31, 1997, substantially all payments made by the Fund were to brokers or other financial institutions and intermediaries for share balances in the Fund.
       The Plan and related agreements were duly approved by shareholders and may be terminated at any time by a vote of a majority of the outstanding voting securities of each series or by vote of the disinterested Trustees. The Plan and related agreements may be renewed from year to year if approved by a vote of the majority of the Board of Trustees, and by the vote of a majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such renewal. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a vote of the Board of Trustees and of the disinterested Trustees, cast in person at a meeting called for the purpose of such vote.

       The Securities and Exchange Commission had proposed to amend Rule 12b-1 under the Investment Company Act of 1940 in a manner which, among other things, would effectively prohibit the implementation of compensation plans or any other plans that do not tie payments by a fund to specific distribution activities. If such a proposal were implemented, the Board of Trustees would determine, at such time and in light of the existing circumstances, the appropriateness of continuing the Plan, recommending its modification or discontinuance, or taking any other action.

CUSTODIAL SERVICES AND INDEPENDENT ACCOUNTANT. The Chase Manhattan Bank, 4 New York Plaza, New York, N.Y. 10004 is Custodian of the Fund's securities and cash pursuant to a Custodian Agreement. The Bank of New York, 48 Wall Street, New York, N.Y. 10015; Morgan Guaranty Trust Co., 60 Wall Street, New York, N.Y. 10260; and Custodial Trust Company, 28 West State Street, Trenton, N.J. 08608 are Custodians for the Fund for limited purposes in connection with certain repurchase agreements. Coopers & Lybrand L.L.P., 1301 Avenue of the Americas, New York, N.Y. 10019 is the Fund's independent accountant.

             PORTFOLIO TURNOVER, TRANSACTION CHARGES AND ALLOCATION

       As investment securities transactions made by the Fund are normally principal transactions at net prices, the Fund does not normally incur brokerage commissions. Purchases of securities from underwriters involve a commission or concession paid by the issuer to the underwriter and aftermarket transactions with dealers involve a spread between the bid and asked prices. The Fund has not paid any brokerage commissions during the past three fiscal years.

       The Fund's policy of investing in debt securities maturing within 13 months results in high portfolio turnover. However, because the cost of these transactions is minimal, high turnover does not have a material adverse effect upon the net asset value or yield of the Funds.

       Subject to the overall supervision of the officers of the Fund and the Board of Trustees, RMCI places all orders for the purchase and sale of the Fund's investment securities. In general, in the purchase and sale of investment securities RMCI will seek to obtain prompt and reliable execution of orders at the most favorable prices and yields. In determining best price and execution, RMCI may take into account a dealer's operational and financial capabilities, the type of transaction involved, the dealer's general relationship with RMCI, and any statistical, research, or other services provided by the dealer to RMCI. To the extent such non-price factors are taken into account the execution price paid may be increased, but only in reasonable relation to the benefit of such non-price factors to the Fund as determined by RMCI. Brokers or dealers who execute investment securities transactions may also sell shares of the Funds; however, any such sales will not be either a qualifying or disqualifying factor in the selection of brokers or dealers.

       When orders to purchase or sell the same security on identical terms are simultaneously placed for the Fund and other investment companies managed by RMCI, the transactions are allocated as to amount in accordance with each order placed for each fund. However, RMCI may not always be able to purchase or sell the same security on identical terms for all investment companies affected.

                          SHARES OF BENEFICIAL INTEREST

       The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest, and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Fund. If they deem it advisable and in the best interests of shareholders, the Trustees may classify or reclassify any unissued shares of the Fund by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms and conditions of redemption of the stock. Any changes would be required to comply with any applicable state and Federal securities laws. These currently require that each class be preferred over all other classes in respect of assets specifically allocated to such class. It is anticipated that under most circumstances, the rights of any additional class would be comparable unless otherwise required to respond to the particular situation. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of their respective portfolios available for distribution to such shareholders. It is possible, although considered highly unlikely in view of the method of operation of mutual funds, that should the assets of another class of shares be insufficient to satisfy its liabilities, the assets of another class could be subjected to claims arising from the operations of the first class of shares. No changes can be made to the Fund's issued shares without shareholder approval.

       Each Fund share, when issued, is fully paid, nonassessable (except as set forth below), and fully transferable or redeemable at the shareholder's option. Each share has an equal interest in the net assets of the respective Portfolio, equal rights to all dividends and other distributions from the Portfolio, and one vote for all purposes. Shares of all classes vote together for the election of Trustees and have noncumulative voting rights, meaning that the holders of more than 50% of the shares voting for the election of Trustees could elect all Trustees if they so choose, and in such event the holders of the remaining shares could not elect any person to the Board of Trustees.

       Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable for the obligations of the Fund. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund and requires that notices of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trustees. The Declaration of Trust provides for the indemnification out of the Fund property of any shareholder held personally liable for the obligations of the Fund. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of status as a shareholder is limited to circumstances in which the Fund itself would be unable to meet its obligations.

       The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

       Regulations of the Securities and Exchange Commission provide that if a class is separately affected by a matter requiring shareholder vote (election of Trustees, ratification of independent auditor selection, and approval of an underwriting agreement are not considered to have such separate effect and may be voted upon by the shareholders of the Fund as a whole), each class will vote separately. Each class votes separately on such matters as approval of the Investment Management Agreement, material amendments to the Plan of Distribution, and changes in the fundamental policies of the Fund. These items require approval by a majority of the affected shareholders. For this purpose a "majority" is constituted by either 50 percent of all shares voting as a group or 67 percent of the shares voted as a group at an annual meeting of shareholders at which at least 50 percent of the shares of each group are represented.

        As of June 30, 1997, no person was known by the Fund to own of record or beneficially 5% or more of the outstanding shares of the Fund.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

       Redemption payments will normally be made by check or wire transfer but the Fund is authorized to make payment of redemptions partly or wholly in kind (that is, by delivery of investment securities valued at the same time as the redemption net asset value is determined). The Fund has elected to permit any shareholder of record to make redemptions wholly in cash to the extent the shareholder's redemptions in any 90 day period do not exceed the lesser of $250,000 or 1% of the net assets of the respective Portfolio. The election is irrevocable pursuant to rules and regulations under the Investment Company Act of 1940 unless withdrawal is permitted by order of the Securities and Exchange Commission. Redemptions in kind are further limited by the Fund's practice of holding instruments typically with a minimum value of $1,000,000 and its intention to redeem in kind only when necessary to reduce a disparity between amortized cost and market value. In disposing of such securities, an investor might incur transaction costs and on the date of disposition might receive an amount less than the net asset value of the redemption.

       IF SHARES OF THE FUND ARE PURCHASED BY CHECK OR RESERVE AUTOMATIC TRANSFER, THE FUND MAY DELAY TRANSMITTAL OF REDEMPTION PROCEEDS UNTIL SUCH TIME AS IT HAS ASSURED ITSELF THAT GOOD PAYMENT HAS BEEN COLLECTED FOR THE PURCHASE OF SUCH SHARES, WHICH WILL GENERALLY BE UP TO 10 BUSINESS DAYS.

PURCHASES AND REDEMPTIONS THROUGH OTHERS. Share purchases and redemptions may also be made through brokers and financial institutions ("firms"). Firms may provide varying arrangements for their clients with respect to the purchase and redemption of Fund shares and may arrange with their clients for other investment or administrative services. Some of these firms participate in the Fund's Plan of Distribution ("Plan"). Under the Plan, payments are made to persons who provide assistance in distributing Fund shares or other assistance to the Fund.

NET ASSET VALUE. Shares are offered at their net asset value. The net asset value of the Fund is calculated at the close of each business day as defined in the Prospectus. The net asset value is not calculated on New Year's Day, Presidents' Day, Good Friday, Memorial Day observed, Independence Day, Labor Day, Thanksgiving Day, Christmas Day, on other days the New York Stock Exchange is closed for trading, and on certain regional banking holidays which may include Martin Luther King's Birthday and Columbus Day. The net asset value of each Portfolio is normally maintained at $1.00 per share. Each Portfolio cannot guarantee that its net asset value will always remain at $1.00 per share.

       The net asset value per share of each Portfolio is determined by adding the value of all of the Portfolio's securities, cash and other assets, subtracting its liabilities, and dividing the result by the number of its shares outstanding. The Board of Trustees has determined the most practical method currently available for valuing investment securities is the amortized cost method. This procedure values a purchased security at cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium and accrual of interest income, irrespective of intervening changes in interest rates or security market values.

       In order to maintain a $1.00 share price the Fund will utilize the following practices: maintain a dollar-weighted average portfolio maturity of 90 days or less; purchase only instruments having remaining maturities of 397 days or less; and invest only in securities determined by the Board of Trustees to be of high quality with minimal credit risk. To assess whether repurchase agreement transactions present more than minimal credit risk, the Trustees have established guidelines and monitor the creditworthiness of all entities, including banks and broker-dealers, with which the Fund proposes to enter into repurchase agreements. In addition, such procedures are reasonably designed, taking into account current market conditions and the investment objective of the Fund, to attempt to maintain its net asset value as computed for the purpose of sales and redemptions at $1.00 per share. Such procedures will include review by the Trustees, at such intervals as they may determine reasonable, to ascertain the extent of any difference in the net asset value of a Portfolio from $1.00 a share determined by valuing its assets at amortized cost as opposed to valuing them based on market factors. If the deviation exceeds 1/2 of one percent, the Trustees will promptly consider what action if any should be initiated. If they believe that the deviation may result in material dilution or other unfair results to shareholders, the Trustees have undertaken to apply appropriate corrective remedies which may include the sale of a Portfolio's assets prior to maturity to realize capital gains or losses or to shorten the average maturity of the Portfolio, withholding dividends, redemption of shares of the Portfolio in kind, or reverting to valuation based upon market prices and estimates.

EXCHANGE PRIVILEGE. A shareholder of the Fund may exchange his shares at the net asset value for shares of the Pacific Advisors Fund Inc. and the NWNL Northstar Series Trust and their respective portfolios. This exchange privilege may not be available to clients of certain firms. A sales load will be charged on such an exchange to the Pacific Advisors Fund, Inc. and the NWNL Northstar Series Trust unless a waiver of the sales load applies. A shareholder may qualify for waiver of the sales load if the shares of the Fund which are being exchanged were acquired: (a) by a previous exchange from shares of Pacific Advisors Fund Inc. or NWNL Northstar Series Trust purchased with a sales load, or (b) through reinvestment of dividends or distributions paid with respect to the foregoing category of shares. A shareholder of the Pacific Advisors Fund Inc. or the NWNL Northstar Series Trust may exchange, at net asset value, shares for shares of the Primary Portfolio of the Fund only.
Shares to be acquired in an exchange must be registered for sale in the investor's state. The Fund reserves the right to record all exchange requests.

       The exchange privilege may be modified or terminated at any time, or from time to time, upon 60 days' notice to shareholders. Additional information regarding the Pacific Advisors Fund exchange privilege is available from the Pacific Advisors Fund at (800) 282-6693 or any authorized firm. Additional information regarding the NWNL Northstar Series Trust is available from the NWNL Northstar Series Trust at (203)863-6200 or (800)595-7827 or any authorized firm.

SHAREHOLDER SERVICE POLICIES. The Fund's policies concerning the shareholder services are subject to change from time to time. The Fund reserves the right to change the $1,000 minimum account size subject to the $5 monthly service charge or involuntary redemption. The Fund further reserves the right to impose special service charges for services provided to individual shareholders generally including, but not limited to, fees for returned checks, stop payment orders on official checks and shareholder checks, and special research services. The Fund's standard service charges as described in the Prospectus are also subject to adjustment from time to time. In addition, the Fund reserves the right to increase its minimum initial investment amount at any time.

CREDITING OF INVESTMENTS. The Fund will only give credit for investments in the Fund on the day they become available in federal funds which is normally within one or two days of receipt. A Federal Reserve wire system transfer ("Fed wire") is the only type of wire transfer that is reliably available in federal funds on the day sent. For a Fed wire to receive same day credit, the Fund must be notified before 2:00 P.M. (New York time) (11:00 A.M. New York time for the Treasury Portfolio) of the amount to be transmitted and the account to be credited. Checks and other items submitted to the Fund for investment are only accepted when submitted in proper form, denominated in United States dollars, and are credited to shareholder accounts only upon their conversion into federal funds, which normally takes one or two business days following receipt. Checks delivered to the Fund after 2:00 P.M. (New York time) (11:00 A.M. New York time for the Treasury Portfolio) are considered received on the following business day.

       Checks drawn on foreign banks are normally not accepted by the Fund. In addition, the Fund does not accept cash investments or travelers checks.

       The Fund reserves the right to reject any investment in the Fund for any reason and may at any time suspend all new investment in the Fund.

       IF SHARES PURCHASED ARE TO BE PAID FOR BY WIRE AND THE WIRE IS NOT RECEIVED BY THE FUND OR IF SHARES ARE PURCHASED BY CHECK WHICH, AFTER DEPOSIT, IS RETURNED UNPAID OR PROVES UNCOLLECTIBLE, THE SHARE PURCHASE MAY BE CANCELED OR REDEEMED IMMEDIATELY. THE INVESTOR THAT GAVE NOTICE OF THE INTENDED WIRE OR SUBMITTED THE CHECK WILL BE HELD FULLY RESPONSIBLE FOR ANY LOSSES INCURRED BY THE FUND, THE INVESTMENT ADVISER OR THE DISTRIBUTOR. THE FUND MAY REDEEM SHARES FROM ANY ACCOUNT REGISTERED IN THAT PURCHASER'S NAME AND APPLY THE PROCEEDS THEREFROM TO THE PAYMENT OF ANY AMOUNTS DUE THE FUND, THE INVESTMENT ADVISOR OR THE DISTRIBUTOR.

SHARE CERTIFICATES.  Share certificates are not issued by the Fund.

                             DISTRIBUTIONS AND TAXES

       The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 ("Code") so long as such qualification is in the best interests of shareholders. The status of the Fund as a regulated investment company does not involve government supervision of management or of investment practices or policies. If it so qualifies, in any fiscal year in which it distributes at least 90 percent of its net income, the Fund will not be subjected to Federal income tax on such distributed amounts.

       In order to qualify as a regulated investment company under the Code, the Fund must, among other things, in each fiscal year distribute at least 90 percent of its investment company taxable income to shareholders; derive at least 90 percent of its gross income from dividends, interest and gains from the sale or disposition of securities; meet certain diversification requirements; and derive less than 30 percent of its gross income from the sale or disposition of securities held for less than three months.

       The Portfolios intend to distribute all of their net investment income and net capital gains, if any, and, therefore, do not expect to pay federal income tax. Net investment income is made up of interest, less expenses. Because no portion of a Portfolio's income will be comprised of dividends from domestic corporations, none of the income distributions from a Portfolio will be eligible for the 70% deduction for dividends received by corporations. Under the tax rate structure enacted by the Tax Reform Act of 1986, the distinction between ordinary income and capital gain and between long-term capital gain and short-term capital gain is less relevant because the tax rates on ordinary income and short-term capital gains are the same. However, the designation or short-term capital gain is relevant for purposes of the tax rules governing the offsetting of gains and losses and use of capital loss carryover.

       The Treasury Portfolio intends to invest only in the U.S. Government securities that provide interest income exempt from state and local income taxes, but may invest up to 5 percent of its assets in repurchase agreements pending the investment of uninvested cash. The Commonwealth of Pennsylvania requires that for a mutual fund to pay exempt-interest dividends, it must have no power to vary its portfolio investments except under five identified circumstances. Because the Fund and each of its Portfolios may dispose of an investment under circumstances other than the five specified instances, there can be no assurance that dividends paid by the Fund will be eligible for pass-through status in Pennsylvania. Distributions attributable to net capital gains, if any, are generally subject to state and local taxes. It is possible that a state or local taxing authority may in the future seek to tax an investor on a portion of the interest income of an obligation held by the Treasury Portfolio.

       Dividends derived from net investment income and distributions from net realized short-term securities gains paid by the Fund with respect to Fund shares beneficially owned by a foreign person generally are subject to U.S. nonresident withholding taxes at a rate of 30%, unless the foreign person claims the benefit of a lower rate specified in a tax treaty. Distributions from net realized long-term securities gains paid by the Fund with respect to Fund shares beneficially owned by a foreign person generally will not be subject to any U.S. withholding tax. However, such distributions may be subject to 31% backup withholdings, as described in Prospectus, unless the foreign person certifies his non-U.S. residency status.

       Statements as to the tax status of each investor's dividends and other distributions will be mailed annually. The annual statements will set forth the dollar amount of income subject to federal tax. Distributions will be reported under more than one tax identification number only if a separate account is established for each number.

       Shareholders are advised to consult with their tax advisers regarding the applicability of state and local taxes to an investment or income therefrom in the Fund which may differ from the Federal income tax consequences described above.

                                   FUND YIELD

       The current yield of a Fund may differ from its effective yield and annualized dividends.

       Current yield is calculated by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by a fraction having 365 in the numerator and the number of days in the base period in the denominator. The current yield stated in the prospectus utilizes a seven day base period. Net change in account value must reflect (i) the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares; and (ii) any recurring fees charged to all shareholder accounts, in proportion to the length of the base period and the Fund's average or median account size. Net change in account value must exclude realized gains or losses and unrealized appreciation or depreciation.

       Effective yield is computed by adding one to current yield, raising the sum to a power equal to 365 divided by the number of days in the base period (seven days), and subtracting one from the result according to the following formula: Effective Yield = [(Base Period Return +1) 365 /7] -1. Effective annual yields are a representation of the effective annual rate of return produced by the monthly compounding of Fund dividends.

       Yield information may be useful in reviewing the performance of the Fund, but because of fluctuations, it may or may not provide a basis for comparison with bank deposits, other money market funds or bank accounts which have fluctuating share values, or other investments which pay a fixed yield for a stated period of time, such as Treasury bills, bank certificates of deposit, savings certificates and NOW accounts. When making comparisons, the investor should also consider the quality and maturity of the portfolio securities of the various money market funds. An investor's principal is not guaranteed by the Fund, nor is it insured by a governmental agency.

                        RESERVE CASH PERFORMANCE ACCOUNT

        The Reserve Cash Performance ("CPA") and Reserve "CPA" Plus accounts provide a comprehensive package of additional services to investors in the Primary, Government, and Treasury Funds for an additional fee. Reserve CPA is a check arrangement with BankOne Columbus NA or the Chase Manhattan Bank whereby checks are issued to Reserve shareholders which may be used to redeem shares in the account in any amount. If a bank accepts a check, it will be paid in the order received by redemption of shares from the investor's Reserve account.

        Any check in an amount exceeding the Reserve account balance will be returned to the payee. Reserve CPA checks can be used in the same manner as any other bank checks. Paid checks will not be returned but complete information on such paid checks will be provided monthly. Reserve CPA Plus is a checking facility described above plus a VISA Gold debit card. The VISA card functions exactly as does a conventional VISA credit card except that the cardholder's Reserve account is automatically charged for all purchases and cash advances, thus eliminating the usual monthly finance charges. As with the checking facility, VISA charges are paid by liquidating shares in the Reserve Fund account, but any changes that exceed the balance will be rejected. VISA card issuance is subject to credit approval. Reserve, VISA or the bank may reject any application for checks or cards and may terminate an account at any time. Conditions for establishing a CPA or CPA Plus account may be altered or waived by the Funds either generally or in specific instances. The checks and VISA cards are intended to provide investors with easy access to their account balances.

        A Fund will charge a non-refundable annual CPA service fee (currently $60 which may be charged to the account monthly) and a transaction fee of $0.50 for each additional check in excess of five presented for payment within the statement period. Participants will also be charged for specific costs incurred in placing stop payment orders, obtaining check copies and in processing returned checks. The annual service fee and other charges may be changed at any time upon 30 days notice. In addition, broker/dealers or other financial institutions in the CPA Program may charge their own service fees in addition to the annual fee.

        VISA cardholders may be liable for the unauthorized use of their card up to the amount set by the governing Federal regulations which is currently $500 if the Fund or bank is not notified of the theft or loss within 2 business days. Participants should refer to the VISA Account Shareholder Agreement for complete information regarding responsibilities and liabilities with respect to the VISA Gold card. If a card is lost or stolen, the CPA Plus participant should report the loss immediately by telephoning the issuing bank, currently BankOne at (614) 248-4242 which can be reached 24 hours a day, seven days a week or the Funds at
(800) 631-7784 or (212) 977-9880 during normal business hours (9:00 A.M. to 5:00
P.M., New York time).

        The use of checks and cards by participants will be subject to the terms of your Reserve CPA Account Application and VISA Account Shareholder Agreements.

                                   RATINGS

       The following are the rating designations of short term instruments and their respective meanings.

STANDARD & POOR'S CORPORATION

        A-1: This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

MOODY'S INVESTORS SERVICE, INC.

        Prime-1 (P-1): Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternative liquidity.

DUFF & PHELPS CREDIT RATING CO.

        Duff-1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. Those issues determined to have the highest certainty of timely payment and whose safety is just below risk-free U.S. Treasury short-term obligations will be denoted with a plus (+) sign designation. Those issues determined to have a high certainty of timely payment and whose risk factors are very small will be denoted with a minus (-) sign designation.

IBCA LTD.

        A-1: Obligations supported a very strong capacity for timely repayment. Those obligations supported by the highest capacity for timely repayment will be denoted with a plus (+) sign designation.

                       REPORT OF INDEPENDENT ACCOUNTANTS

    To the Shareholders and the Board of Trustees of The Reserve Fund:

    We have audited the accompanying statements of net assets of The Reserve Fund, (comprising the Primary, U.S. Government and U.S. Treasury Funds) as of May 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Primary, U.S. Government and U.S. Treasury Funds of The Reserve Fund as of May 31, 1997, the results of their operations, the changes in their net assets and their financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

                                              COOPERS & LYBRAND L.L.P.

New York, New York
June 27, 1997

                        THE RESERVE FUND -- PRIMARY FUND

                    STATEMENT OF NET ASSETS -- MAY 31, 1997

                                                                                      %         DAYS TO          VALUE
                                                                                    RATE        MATURITY        (NOTE 1)
                                                                                  ---------     --------     --------------
NEGOTIABLE BANK CERTIFICATES OF DEPOSIT -- 78.10%
  Bankers Trust Company........................................................     5.72          41         $   75,631,939
  Mellon Bank, N.A.............................................................   5.55-5.60      24-52          100,170,347
  Harris Trust and Savings Bank................................................     5.55           5             75,323,750
  Old Kent Bank................................................................     5.71          66             50,222,762
  SouthTrust Bank of Alabama, N.A..............................................     5.63          10             20,172,028
  Union Bank of California, N.A................................................     5.63           7             50,430,069
  Abbey National PLC (a).......................................................   5.69-5.71      34-55          100,773,094
  ABN-AMRO Bank N.V. (b).......................................................     5.42          11             50,653,252
  Bank of Tokyo -- Mitsubishi, Ltd. (b)........................................     5.81          69             50,209,806
  Banque Nationale de Paris (b)................................................   5.63-5.72      10-73          100,644,676
  Barclays Bank PLC (b)........................................................   5.62-5.63       3-4            85,802,464
  Bayerische Landesbank Girozentrale (a).......................................     5.525         25             50,537,303
  Bayerische Hypotheken-und Wechsel Bank AG (b)................................     5.55          31             50,030,833
  BHF Bank AG (a)..............................................................     5.73          38             27,254,652
  Caisse Nationale de Credit Agricole (b)......................................     5.60          53             50,085,556
  Canadian Imperial Bank of Commerce (a).......................................   5.45-5.50      12-42           50,632,299
  Canadian Imperial Bank of Commerce (b).......................................     5.55          24             50,084,792
  Deutsche Bank AG (a).........................................................   5.43-5.61      3-53            75,561,202
  Deutsche Bank AG (b).........................................................     5.57          24             25,282,512
  Dresdner Bank AG (b).........................................................     5.56          31             50,030,889
  ING Bank N.V. (a)............................................................     5.64          47            100,267,544
  Landesbank Hessen -- Thueringen Girozentrale (b).............................     6.01          49              5,267,542
  Sanwa Bank, Ltd. (b).........................................................     5.61          12             50,646,832
  Societe Generale (b).........................................................     5.40           4             45,614,250
  Svenska Handelsbanken (a)....................................................     5.445         17             50,612,658

                        THE RESERVE FUND -- PRIMARY FUND

                                                                                      %         DAYS TO          VALUE
                                                                                    RATE        MATURITY        (NOTE 1)
                                                                                  ---------     --------     --------------
NEGOTIABLE BANK CERTIFICATES OF DEPOSIT -- (CONTINUED)
  Svenska Handelsbanken (b)....................................................   5.66-5.70      39-70       $   50,197,222
  Toronto -- Dominion Bank (a).................................................     5.37           5             50,701,083
  Westdeutsche Landesbank Girozentrale (b).....................................   5.60-5.63      3-59           100,515,833
                                                                                                             --------------
Total Negotiable Bank Certificates of Deposit..................................                               1,643,357,189
                                                                                                             --------------

PROMISSORY NOTES -- 10.89%
  ABN Bank Canada (c)..........................................................     5.56          59             49,567,556
  Commerzbank U.S. Finance, Inc. (c)...........................................     5.52          20             74,804,500
  Societe Generale North America, Inc. (c).....................................     5.61          34             54,734,304
  Toronto Dominion Holdings (U.S.A.), Inc. (c).................................     5.40          13             49,924,931
                                                                                                             --------------
Total Promissory Notes.........................................................                                 229,031,291
                                                                                                             --------------

REPURCHASE AGREEMENTS -- 5.52%
  FGPC 7% due 6/1/24, FNMS 6.50%-7.50% due from 6/1/14 to 2/1/27 (Repo with CS
    First Boston Corporation dated May 30, 1997, resale amount $88,041,067)....     5.60           3             88,041,067
  GNMA 5.50% due 6/20/26 (Repo with Merrill Lynch GSI dated May 30, 1997,
    resale amount $28,012,833).................................................     5.50           3             28,012,833
                                                                                                             --------------
Total Repurchase Agreements....................................................                                 116,053,900
                                                                                                             --------------

TAXABLE MUNICIPAL BONDS -- 5.43%
  Florida Housing Finance Agency Housing Revenue Bonds 1993 Series A (d).......     5.62           7             40,703,254
  Illinois Student Assistance (d)..............................................     5.59           7             25,225,298
  Maricopa County Industrial Development Authority Revenue Bonds for Phoenix
    Multi-Purpose Arena Project Series 1990 (d)................................     5.75           7             43,380,660
  New Hampshire Business Finance Authority Revenue Bonds 1992 Series B (d).....     5.75           7              5,025,555
                                                                                                             --------------
Total Taxable Municipal Bonds..................................................                                 114,334,767
                                                                                                             --------------
Total Primary Fund Investments -- (99.94%) (Cost $2,089,617,798)...............                               2,102,777,147
Other assets, less liabilities -- (.06%).......................................                                   1,331,905
                                                                                                             --------------
NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption price per share based on 2,104,109,052 shares of beneficial interest $.001
  par value outstanding........................................................                              $2,104,109,052
                                                                                                              =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                    THE RESERVE FUND -- U.S. GOVERNMENT FUND

                    STATEMENT OF NET ASSETS -- MAY 31, 1997

                                                                                   %       DAYS TO         VALUE
                                                                                  RATE     MATURITY       (NOTE 1)
                                                                                  ----     --------     ------------
REPURCHASE AGREEMENTS -- 99.70%
-------------------------------------------------------------------------------
  GNMA 6.50%-9.50% due from 1/15/09 to 12/15/29 (Repos with Bear, Stearns & Co,
    Inc. dated May 23, 1997, resale amount $100,258,306).......................   5.47        10        $100,151,944
  GNMA 6.50%-13% due from 2/15/98 to 3/15/26 (Repo with CS First Boston
    Corporation dated May 7, 1997, resale amount $110,557,608).................   5.53        10         110,439,328
  GNMA 6.50%-12.75% due from 12/15/97 to 4/15/23 (Repo with DLJ Securities
    Corporation dated May 30, 1997, resale amount $54,025,200).................   5.60         3          54,025,200
  GNMA 7%-8% due from 5/15/26 to 5/15/27 (Repos with Merrill Lynch GSI dated
    March 12, 1997, resale amount $110,346,500)................................   5.40         3         110,346,500
  GNMA 5%-10% due from 1/1/00 to 10/15/30 (Repo with Prudential Securities Inc.
    dated May 1, 1997, resale amount $110,541,689).............................   5.54         3         110,541,689
  GNMA 6.875%-16.25% due from 1/1/00 to 2/20/27 (Repo with Smith Barney Inc.
    dated May 5, 1997, resale amount $124,533,338).............................   5.53         3         124,533,338
                                                                                                        ------------
Total U.S. Government Fund Investments -- (99.70%) (Cost $608,000,000).........                          610,037,999
Other assets, less liabilities -- (.30%).......................................                            1,806,317
                                                                                                        ------------
NET ASSETS (100% ) equivalent to $1.00 net asset value, offering and redemption prices per share based on 611,844,316 shares of beneficial interest $.001 par
  value outstanding............................................................                         $611,844,316
                                                                                                        ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     THE RESERVE FUND -- U.S. TREASURY FUND

                    STATEMENT OF NET ASSETS -- MAY 31, 1997

                                                                                      %          DAYS TO         VALUE
                                                                                     RATE        MATURITY       (NOTE 1)
                                                                                  ----------     --------     ------------
U.S. TREASURY BILLS -- 97.99%
U.S. Treasury Bills (Cost $164,471,729)........................................   4.96-5.265      6-139       $165,769,769
Other assets, less liabilities -- (2.01%)......................................                                  3,408,036
                                                                                                              ------------
NET ASSETS (100% ) equivalent to $1.00 net asset value, offering and redemption prices per share based on 169,177,805 shares of beneficial interest $.001 par
  value outstanding............................................................                               $169,177,805
                                                                                                              ============

---------------
(a) Eurodollar Certificates of Deposit -- London Branch, United Kingdom.
(b) Yankee Certificates of Deposit.
(c) Collateralized by Bank Letter of Credit.
(d) The interest rate is subject to change periodically. The rates shown were in effect at May 31, 1997. Securities payable on demand are collateralized by bank letter of credit, other bank credit agreements or financial guaranty assurance agencies.

                                    GLOSSARY

FGPC   =   FHLMC Gold Mortgage-Backed Pass-Through Participation Certificates
FNMS   =   FNMA Mortgage-Backed Pass-Through Securities
GNMA   =   Government National Mortgage Association Mortgage-Backed Pass-Through Securities

                  THE RESERVE FUND -- STATEMENTS OF OPERATIONS

                                                                                 YEAR ENDED MAY 31, 1997
                                                                     ------------------------------------------------
                                                                       PRIMARY       U.S. GOVERNMENT    U.S. TREASURY
                                                                         FUND             FUND              FUND
                                                                     ------------    ---------------    -------------
INTEREST INCOME (Note 1)..........................................   $105,936,477      $31,073,509       $ 8,412,863
                                                                     ------------    ---------------    -------------
EXPENSES (Note 2)
  Management fee..................................................      8,976,244        2,858,951                --
  Comprehensive fee...............................................             --               --         1,317,868
  Shareholder servicing, administration and general office
    expenses......................................................      4,530,412        1,205,154                --
  Distribution assistance (Note 3)................................      3,418,651        1,053,785           276,253
  Equipment expense...............................................        669,057          177,758                --
  Professional fees...............................................        502,936          120,463                --
  Occupancy costs.................................................        259,671           69,287                --
  Stationery, printing and supplies...............................        364,568           97,310
  Trustee fees....................................................         71,802           20,257                --
  Other expenses..................................................        217,989           88,262                --
                                                                     ------------    ---------------    -------------
    Total Expenses................................................     19,011,330        5,691,227         1,594,121
  Less: voluntary waiver..........................................             --               --          (329,684)
                                                                     ------------    ---------------    -------------
  Net Expenses....................................................     19,011,330        5,691,227         1,264,437
                                                                     ------------    ---------------    -------------
NET INVESTMENT INCOME.............................................   $ 86,925,147      $25,382,282       $ 7,148,426
                                                                     =============   ==============      ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

            THE RESERVE FUND -- STATEMENTS OF CHANGES IN NET ASSETS

                                  PRIMARY FUND                      U.S. GOVERNMENT FUND                 U.S. TREASURY FUND
                       ----------------------------------    ----------------------------------    ------------------------------
                         YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED        YEAR ENDED       YEAR ENDED
                        MAY 31, 1997       MAY 31, 1996       MAY 31, 1997       MAY 31, 1996      MAY 31, 1997     MAY 31, 1996
                       ---------------    ---------------    ---------------    ---------------    -------------    -------------
INCREASE (DECREASE)
  IN NET
  ASSETS FROM
  INVESTMENT
  OPERATIONS:
  Net investment
    income paid to
    shareholders as
    dividends (Note
    1)..............   $   (86,925,147)   $   (82,535,957)   $   (25,382,282)   $   (33,256,499)   $  (7,148,426)   $  (5,400,705)
                        --------------     --------------     --------------       ------------     ------------
  FROM CAPITAL SHARE
    TRANSACTIONS
    (at net asset
      value of $1
      per share):
    Net proceeds
      from the sale
      of shares.....     8,848,392,468      7,548,966,022      2,757,510,343      3,341,970,451      682,830,849      595,400,649
    Net asset value
      of shares
      issued on
      reinvestment
      of
      dividends.....        86,925,147         82,535,957         25,382,282         33,256,499        7,148,426        5,400,705
                        --------------     --------------     --------------       ------------     ------------
      Subtotal......     8,935,317,615      7,631,501,979      2,782,892,625      3,375,226,950      689,979,275      600,801,354
      Cost of shares
        redeemed....    (8,495,322,653)    (7,569,851,461)    (2,739,545,482)    (3,528,514,569)    (663,567,636)    (553,261,868)
                        --------------     --------------     --------------       ------------     ------------
    Net increase
      (decrease)
      derived from
      capital share
      transactions
      and from
      investment
      operations....       439,994,962         61,650,518         43,347,143       (153,287,619)      26,411,639       47,539,486
NET ASSETS:
  Beginning of
    year............     1,664,114,090      1,602,463,572        568,497,173        721,784,792      142,766,166       95,226,680
                        --------------     --------------     --------------       ------------     ------------
  End of year.......   $ 2,104,109,052    $ 1,664,114,090    $   611,844,316    $   568,497,173    $ 169,177,805    $ 142,766,166
                        ==============     ==============     ==============       ============     ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         THE RESERVE FUND (THE "FUND")
         PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS (THE "FUNDS")

                         NOTES TO FINANCIAL STATEMENTS

(1) SIGNIFICANT ACCOUNTING POLICIES:

    The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

    A. The Fund's authorized shares of beneficial interest are unlimited. The Fund's shares are divided into four series, Primary Fund, U.S. Government Fund, U.S. Treasury Fund and the Strategist Money Market Fund. These financial statements and notes apply only to the Primary, U.S. Government and U.S. Treasury Funds.

    B. Securities are stated at value which represents amortized cost plus interest accrued to date. Under Securities and Exchange Commission Rule 2a-7, the Fund uses amortized cost to value the portfolios, by which investments are valued at cost and the difference between the cost of each instrument and its value at maturity is accrued into income on a straight line basis over the days to maturity irrespective of intervening changes in interest rates or market value of investments. The maturity of floating or variable rate instruments in which the Fund may invest will be deemed to be, for floating rate instruments (1) following, and for variable rate instruments the longer of (1) or (2) following: (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument; (2) the period remaining until the instrument's next rate adjustment, for purposes of Rule 2a-7 and for computing the portfolio's average weighted life to maturity.

    C. It is the Fund's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

    D. Investments are recorded as of the date of their purchase and sale. Interest income is determined on the basis of interest accrued, premium amortized and discount accreted.

    E. The Fund's custodian holds the securities owned subject to repurchase agreements. The Fund's investment adviser determines that the resale amount of the repurchase agreement is fully collateralized.

    F. Net investment income on investments is distributed to shareholders daily and automatically reinvested in additional Fund shares.

    G. The Primary and U.S. Government Fund's are charged only for their direct or allocated (in proportion to net assets or number of shareholder accounts) share of expenses.

(2) MANAGEMENT FEE, SHAREHOLDER SERVICING COST AND TRANSACTIONS WITH AFFILIATES:

    Under the Management Agreement, Reserve Management Company, Inc. ("RMCI"), manages the Fund's investments, effects purchases and sales thereof, and absorbs certain promotional expenses. RMCI receives management fees from the Primary and U.S. Government Funds at an annual rate of .50% of the first $500 million, .475% of the next $500 million, .45% of the next $500 million, .425% of the next $500 million and .40% of any excess over $2 billion of the average daily net assets of Primary and U.S. Government Funds, subject to reimbursement of Fund expenses (excluding brokerage fees and commissions, interest charges, taxes and extraordinary legal fees and expenses) exceeding 1% of average daily closing net assets. For the U.S. Treasury Fund, RMCI receives a comprehensive fee at an annual rate of .80% of the average daily net assets. At May 31, 1997, the advisor waived a portion of its comprehensive fee. Also, under the current Service Agreement, RMCI was reimbursed $6,616,435 (Primary Fund) and $1,778,491 (U.S. Government Fund) during the year ended May 31, 1997 for expenditures made on behalf of the Fund's respective Portfolios for personnel, office space and equipment and shareholder accounting and administrative services, to carry out the Fund's business. At May 31, 1997, the Primary, U.S. Government and U.S. Treasury Funds had accrued expenses of $167,589, $50,040, and $10,981, respectively, due to RMCI.

(3) DISTRIBUTION ASSISTANCE:

    Pursuant to a Plan of Distribution, subject to the Fund's expense limitations, the Fund will make payments of up to .20% per annum of the average net asset value of shareholder accounts as to which the payee has rendered assistance in distributing shares of the portfolios. The Plan requires RMCI to pay an equivalent amount from its own resources.

                         THE RESERVE FUND (THE "FUND")
         PRIMARY, U.S. GOVERNMENT AND U.S. TREASURY FUNDS (THE "FUNDS")

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

(4) MANAGEMENT'S USE OF ESTIMATES:

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(5) COMPONENTS OF NET ASSETS:

    At 5/31/97, the following funds had these components of net assets:

                                                                  PRIMARY           U.S. GOVERNMENT       U.S. TREASURY
                                                               --------------       ---------------       -------------
Par Value................................................      $    2,104,109        $      611,844       $     169,178
Paid-in-Capital..........................................       2,102,004,943           611,232,472         169,008,627
                                                               --------------          ------------        ------------
Net Assets...............................................      $2,104,109,052        $  611,844,316       $ 169,177,805
                                                               ==============          ============        ============

                             ---------------------

                            FEDERAL TAX INFORMATION

The dividends distributed by the Primary, U.S. Government and U.S. Treasury Funds in each of the periods are treated for Federal tax purposes as ordinary income.

                               THE RESERVE FUND

                                    PART C


Item 24.     Financial Statements and Exhibits                                         Page
             ---------------------------------                                         ----
             (a)   Financial Statements Included in Part A for the Primary,
                   U.S. Government and U.S. Treasury Funds

                   (1)     Financial Highlights

             (b) Financial Statements Included in Part A and Part B for the Primary and U.S. Government Funds

                   (1)     Statements of Net Assets at May 31, 1997

                   (2)     Statements of Operations for the year ended
                           May 31, 1997

                   (3) Statements of Changes in Net Assets for the years ended May 31, 1996 and 1997

                   (4)     Notes to Financial Statements

                   (5)     Report of Independent Accountants.

             (c) Financial Statements included in Part B for the U.S. Treasury Fund

                   (1)     Statements of Net Assets at May 31, 1997

                   (2)     Statements of Operations for year ended May 31, 1997

                   (3) Statements of Changes in Net Assets for the years ended May 31, 1996 and 1997

                   (4)     Notes to Financial Statements

                   (5)     Report of Independent Accountants

             (d)   Exhibits

                   (1)* Declaration of Trust was filed as an exhibit to Registrant's Post-Effective Amendment No.
                           43 dated July 31, 1987.

                   (2)*    Bylaws were filed as an exhibit to Registrant's Post-
                           Effective Amendment No. 42 dated November 24, 1986.
                           Amendment No. 1 filed as an exhibit to Post-Effective
                           Amendment No. 46 dated July 31, 1990.

                   (3)     Not Applicable.

---------------
*Incorporated by reference

                   (4)     Not Applicable.

                   (5)*    Form of Investment Management Agreement for the
                           Primary and U.S. Government Funds filed as an Exhibit to Post-Effective Amendment No. 42 dated November 24,
                           1986. Form of Investment Management Agreement for the U.S. Treasury and Federal Government Funds filed as an Exhibit to Post-Effective Amendment No. 48 dated
                           October 31, 1991.

                   (6)*    Form of Distribution Agreement and Plan of Distribution
                           filed as an exhibit to Registrant's Post-Effective Amendment
                           No. 42 dated November 24, 1986.

                   (7)* Pension Plan of Reserve Management Corporation was filed as an exhibit to Post-Effective Amendment No. 32;
                           Amendments to Pension Plan filed as an exhibit to Post-
                           Effective Amendment No. 45 dated July 31, 1989.

                   (8)* (a) Custodian Agreement with Chemical Bank filed as an exhibit to Registrant's Post-Effective Amendment
                           No.1; Amendments thereto filed as to Post Effective
                           Amendment No. 35.

                           (b) Custodian Agreement with Custodial Trust Company filed as an Exhibit to Post-Effective Amendment No. 43 filed July 31, 1987.

                           (c) Custodian Agreement with Bank of New York filed as an Exhibit to Post-Effective Amendment No. 50 filed
                           May 28, 1992.

                   (9)*    (a) Form of Service Agreement filed as an exhibit to Post-
                           Effective Amendment No. 42 dated November 24, 1986.
                           Transfer Agent Agreement with First Wisconsin Trust
                           Company filed as an exhibit to Post-Effective Amendment
                           No. 46 dated July 31, 1990.

                   (10)    Opinion of Counsel filed herewith.

                   (11)    Consent of Auditors filed herewith

                   (12)    Not Applicable

                   (13)* Form of Subscription Agreement between the Registrant and Reserve Management Company, Inc.

                   (14)    Not Applicable

                   (15)*   Form of Service Plan

                   (16)* Schedule for computation of each performance quotation provided in Registration Statement

                   (17)    Powers of Attorney filed herewith.

                   (18)    Not Applicable

---------------
*Incorporated by reference

Item 25.     Persons Controlled by or Under Common Control with Registrant

             Not Applicable

Item 26.     Number of Holders of Securities


                     Title                                           Number of Record
                      of                                                  Holders
                     Class                                         at September 30, 1997
                     -----                                       ------------------------
             Primary Fund                                               145,183
             U.S. Government Fund                                        42,576
             U.S. Treasury Fund                                           4,830



Item 27.     Indemnification

             Each Trustee, officer, employee or agent of the Registrant, and any person who has served at its request as a Director, Trustee, officer or employee of another business entity, shall be entitled to be indemnified by the Registrant to the fullest extent permitted by the laws of the Commonwealth of Massachusetts, subject to the provisions of the Investment Company Act of 1940 and the rules and regulations thereunder.

             Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of any expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed the final adjudication of such issue.

Item 28.     Business and Other Connections of Investment Adviser

Name                 Position with the Adviser            Other Businesses
----                 -------------------------            ----------------
Henry B.R. Brown     President, Treasurer and             President, Treasurer and
                     Director                             Director of Reserve
                                                          Management Corporation
                                                          of the same address as
                                                          the Trust; Director
                                                          and Treasurer of
                                                          Transfer Agent Inc., 5
                                                          Cornwall St., N.W.,
                                                          Leesburg, Virginia
                                                          22075.

Bruce R. Bent        Vice President, Secretary            Vice President, Secretary
                     and Director                         and Director of Reserve
                                                          Management Corporation and
                                                          Director of Resrv Partners,
                                                          Inc. both of the same
                                                          address as the Trust.

Item 29.  Principal Underwriters

(a) Resrv Partners, Inc., a principal underwriter of the Registrant, also acts as principal underwriter to Reserve Tax-Exempt Trust, Reserve Institutional Trust, Reserve New York Tax-Exempt Trust and Reserve Private Equity Series.

Name and Principal               Positions and Offices             Positions and Offices
 Business Address              with Resrv Partners, Inc.              with Registrant
------------------             -------------------------           ---------------------
Bruce R. Bent                  Chairman and Director               President, Treasurer
810 Seventh Avenue                                                 & Trustee
New York, NY 10019

(b) Pacific Global Fund Distributors, Inc. ("Pacific Global") also acts as a principal underwriter of Reserve Fund Tax-Exempt Trust and Pacific Advisors Fund Inc.

Name and Principal               Positions and Offices            Positions and Offices
 Business Address                 with,Pacific Global               with Registrant
------------------               ---------------------            ---------------------
George A. Henning                  Chairman                                 None
215 North Marengo Ave.
Suite 115
Pasadena, CA 91101

Thomas H. Hanson                   President                                None
1900 State Street
Suite H
Santa Barbara, CA 93101

Eileen P. Hannemann                Financial Principal                      None
600 Hampshire Road
Westlake Village, CA 91361

(c) NWNL Northstar Distributors, Inc. ("Northstar") also acts as a principal underwriter for NWNL Northstar Series Trust.

Name and Principal                   Positions and Offices               Positions and Offices
 Business Address                       with Northstar                      with Registrant
------------------                   ---------------------               ---------------------
Mark L. Lipson                     Chairman & Director                         None
Two Greenwich Plaza
Greenwich, CT 06830

Robert J. Adler                    President & Director                        None
Two Greenwich Plaza
Greenwich, CT 06830

Agnes Mullady                      Treasurer                                   None
Two Greenwich Plaza
Greenwich, CT 06830

Lisa Hurley                        Secretary                                   None
Two Greenwich Plaza
Greenwich, CT 06830

Item 30.   Location of Accounts and Records

           All records required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained at 810 Seventh Avenue, New York, NY 10019 except those relating to receipts and deliveries of securities, which are maintained by the Registrant's Custodian.

Item 31.   Management Services

           See "Investment Management, Distribution, Service and Custodian Agreements" in Part B.

Item 32.   Undertakings

           Not Applicable

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and Registrant has duly caused this Post-Effective Amendment No. 58 to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York and State of New York, on the 17th day of October 1997.


                                               /s/   Bruce R. Bent
                                               --------------------------
                                               Bruce R. Bent, President

Attest:

/s/ Michelle Neufeld
---------------------------
     Michelle Neufeld, Secretary


        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 58 to its Registration Statement has been below signed by the following persons in the capacities and on the dates indicated.



  /s/ Bruce R. Bent                                                      Date      10/17/97
--------------------------------------------------                           --------------------
Bruce R. Bent, President, Treasurer
and Board Member (principal executive,
operating and financial officer)

*                                                                        Date
-------------------------------------------------                            -------------------
        Edwin Ehlert Jr., Board Member

*                                                                        Date
-------------------------------------------------                            -------------------
        Henri W. Emmet, Board Member

*                                                                        Date
-------------------------------------------------                            -------------------
        Donald J. Harrington, Board Member


  /s/ Michelle Neufeld                                                   Date      10/17/97
-------------------------------------------------                            -------------------
        Michelle Neufeld, *Attorney-in-Fact
        General Counsel

                                INDEX TO EXHIBITS


                                                                                Sequentially
                                                                                Numbered
Exhibit No.           Description
-----------           -----------
      1.              Declaration of Trust of Registrant*

      2.              By-Laws of Registrant*

      3.              Not Applicable

      4.              Not Applicable

      5. (a) Form of Investment Management Agree-ment between the Registrant and Reserve
                      Management Company Inc.*


      6. (a) Form of Distribution Agreement between the Registrant and Resrv Partners, Inc.*

                      (b) Form of Selected Dealer Agreement*

      7. Pension Plan of Reserve Management Corp. filed as an exhibit to Post-Effective Amendment No., 32 of The Reserve Fund (File No. 2-36429);
                      amendments thereto filed as an exhibit to Post-Effective Amendment No. 45 and all are incorporated by reference*

      8.              Form of Custodian Agreements between Registrant and
                      Custodial Trust Company*

      9.              Not Applicable*

     10.              Opinion of Counsel

     11.              Consent of Auditors

     12.              Not Applicable

     13. Form of Subscription Agreement between the Registrant and Reserve Management Company, Inc.*

     14.              Not Applicable

     15.              Form of Service Plan*

     16. Schedule for computation of each performance quotation provided in Registration Statement*

     17.              Powers of Attorney

     18.              Not Applicable




---------------
*Previously filed